UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: June 30, 2025

New Covenant Growth Fund

New Covenant Funds

Ticker: NCGFX

This annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$77	0.72%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Growth Fund - $30283	Russell 3000 Index (USD) - $33822
Jun/15	$10000	$10000
Jun/16	$9632	$10214
Jun/17	$11377	$12104
Jun/18	$13054	$13893
Jun/19	$13995	$15141
Jun/20	$15000	$16130
Jun/21	$21388	$23253
Jun/22	$18411	$20029
Jun/23	$21878	$23825
Jun/24	$26686	$29335
Jun/25	$30283	$33822

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 3000 Index (USD) — which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market — for the 12-month reporting period.

Fund performance for the reporting period was hampered by stock selection in the consumer staples, health care, communication services, and information technology sectors. Conversely, the Fund’s equity segment benefited from an underweight allocation to energy, a sector that underperformed within the Fund’s benchmark index during the period. The Fund’s equity holdings within the energy sector outperformed the benchmark’s equity positions in the energy sector during the reporting period.

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Growth Fund	13.48%	15.09%	11.72%
Russell 3000 Index (USD)	15.30%	15.96%	12.96%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$534,560	1,506	$1,227	5%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.1%
Utilities	2.0%
Real Estate	2.2%
Materials	2.4%
Energy	3.1%
Consumer Staples	4.7%
Communication Services	8.6%
Industrials	9.3%
Health Care	10.0%
Consumer Discretionary	10.7%
Financials	14.3%
Information Technology	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.3%
Microsoft Corp	6.3%
Apple Inc	4.9%
Amazon.com Inc	3.4%
Meta Platforms Inc, Cl A	2.6%
Broadcom Inc	2.2%
Alphabet Inc, Cl A	1.6%
Tesla Inc	1.4%
Berkshire Hathaway Inc, Cl B	1.4%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Growth Fund: NCGFX

Annual Shareholder Report: June 30, 2025

NCGFX-AR-2025

Annual Shareholder Report: June 30, 2025

New Covenant Income Fund

New Covenant Funds

Ticker: NCICX

This annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$77	0.75%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Income Fund - $11679	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $11904	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11956
Jun/15	$10000	$10000	$10000
Jun/16	$10400	$10600	$10436
Jun/17	$10429	$10567	$10420
Jun/18	$10373	$10525	$10386
Jun/19	$11043	$11353	$11085
Jun/20	$11696	$12345	$11817
Jun/21	$11828	$12304	$11823
Jun/22	$10723	$11038	$10888
Jun/23	$10639	$10934	$10822
Jun/24	$10993	$11222	$11206
Jun/25	$11679	$11904	$11956

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) — which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds — for the 12-month period ending June 30, 2025.

The Federal Reserve (“Fed”) surprised the markets by reducing the federal-funds rate by 50 basis points (0.50%) at its September 2024 meeting, then followed up with additional 25-basis point cuts at its November and December meetings. Since then, the Fed has been on pause as the central bank continues to evaluate the effects of trade and fiscal policy on the broader U.S. economy and financial markets.

Fund performance for the reporting period was bolstered by security selection in corporate credit. This was partially offset by a slightly underweight allocation to the sector. An overweight allocation to and security selection in agency mortgage-backed securities (“MBS”) also contributed to Fund performance. An overweight to asset-backed securities (“ABS”) enhanced performance, particularly prime tranches within auto loans and credit cards and an allocation to AAA rated collateralized loan obligations (“CLOs”). Within the commercial mortgage-backed securities (“CMBS”) sector, allocations to higher-quality tranches and Class A properties (the highest quality, newest, and most desirable buildings in a market) contributed to Fund performance. A slightly long duration posture had minimal impact on performance, while overweights to both the two- and five-year segments of the U.S. Treasury yield curve were positive contributors to performance. At the manager level, Metropolitan West Asset Management LLC outperformed the Fund’s benchmark since the beginning of its tenure as a manager in October 2024, given its overweight position and security selection in agency MBS. Income Research + Management benefited from positioning within the ABS sector, particularly prime credit cards, auto loans, and AAA rated CLOs.

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Income Fund	6.25%	-0.03%	1.56%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.69%	0.23%	1.80%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$335,263	862	$943	356%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Consumer Staples	0.3%
Sovereign Debt	0.3%
Materials	0.4%
Real Estate	0.7%
Energy	0.7%
Information Technology	0.7%
Municipal Bonds	1.1%
Communication Services	1.1%
Health Care	2.0%
Consumer Discretionary	2.1%
Industrials	2.2%
Utilities	2.7%
Financials	7.7%
Cash Equivalent	8.5%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	23.1%
Mortgage-Backed Securities	45.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	06/30/30	8.5%
U.S. Treasury Notes	4.125%	11/30/29	2.6%
U.S. Treasury Notes	4.000%	07/31/29	2.0%
FNMA	2.000%	07/15/55	1.8%
U.S. Treasury Notes	3.875%	06/15/28	1.7%
U.S. Treasury Notes	4.000%	06/30/32	1.6%
U.S. Treasury Notes	4.250%	11/15/34	1.3%
FNMA	3.500%	07/15/55	1.2%
FNMA	4.000%	07/15/55	1.2%
U.S. Treasury Notes	4.000%	02/28/30	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In October 2024, Metropolitan West Asset Management LLC replaced Western Asset Management Company, LLC and Western Asset Management Company Limited as a Fund sub-adviser.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Income Fund: NCICX

Annual Shareholder Report: June 30, 2025

NCICX-AR-2025

Annual Shareholder Report: June 30, 2025

New Covenant Balanced Growth Fund

New Covenant Funds

Ticker: NCBGX

This annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Growth Fund	$14	0.13%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Balanced Growth Fund - $21164	Russell 3000 Index (USD) - $33822	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11956	60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $22956
Jun/15	$10000	$10000	$10000	$10000
Jun/16	$9950	$10214	$10436	$10328
Jun/17	$11004	$12104	$10420	$11438
Jun/18	$11934	$13893	$10386	$12421
Jun/19	$12783	$15141	$11085	$13486
Jun/20	$13752	$16130	$11817	$14459
Jun/21	$17121	$23253	$11823	$18074
Jun/22	$15091	$20029	$10888	$16039
Jun/23	$16725	$23825	$10822	$17815
Jun/24	$19111	$29335	$11206	$20499
Jun/25	$21164	$33822	$11956	$22956

How did the Fund perform in the last year?

The Fund underperformed the benchmark — a 60%/40% blend of the Russell 3000 Index (USD) and the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) — for the 12-month period ending June 30, 2025.

The Fund’s equity component performed in line with its benchmark during the reporting period. Stock selection in the consumer staples, health care, communication services, and information technology sectors weighed on Fund performance. Conversely, the Fund’s equity segment benefited from an underweight allocation to energy, a sector that underperformed within the Fund’s blended benchmark index during the period. The Fund’s equity holdings within the energy sector outperformed the benchmark’s equity positions in the energy sector during the reporting period.

The performance of the Fund’s fixed income component was bolstered by security selection in corporate credit. This was partially offset by a slightly underweight allocation to the sector. An overweight allocation to and security selection in agency mortgage-backed securities (“MBS”) also contributed to Fund performance given the manager’s general preference for specified pools. An overweight to asset-backed securities (“ABS”) added to performance as the manager preferred prime tranches within auto loans and credit cards and an allocation to AAA rated collateralized loan obligations (“CLOs”) further benefited performance. Within the commercial mortgage-backed securities (“CMBS”) sector, allocations to higher-quality tranches and Class A properties (the highest quality, newest, and most desirable buildings in a market) contributed to Fund performance.

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Balanced Growth Fund	10.75%	9.01%	7.79%
Russell 3000 Index (USD)	15.30%	15.96%	12.96%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.69%	0.23%	1.80%
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	11.99%	9.69%	8.67%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$358,129	3	$-	8%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Affiliated Investment Funds	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Growth FundFootnote Reference**	61.0%
New Covenant Income FundFootnote Reference**	38.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Balanced Growth Fund: NCBGX

Annual Shareholder Report: June 30, 2025

NCBGX-AR-2025

Annual Shareholder Report: June 30, 2025

New Covenant Balanced Income Fund

New Covenant Funds

Ticker: NCBIX

This annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Income Fund	$16	0.15%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Balanced Income Fund - $16560	Russell 3000 Index (USD) - $33822	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11956	35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $17675
Jun/15	$10000	$10000	$10000	$10000
Jun/16	$10141	$10214	$10436	$10382
Jun/17	$10761	$12104	$10420	$11016
Jun/18	$11252	$13893	$10386	$11547
Jun/19	$12013	$15141	$11085	$12468
Jun/20	$12871	$16130	$11817	$13366
Jun/21	$14704	$23253	$11823	$15247
Jun/22	$13125	$20029	$10888	$13756
Jun/23	$13891	$23825	$10822	$14606
Jun/24	$15210	$29335	$11206	$16093
Jun/25	$16560	$33822	$11956	$17675

How did the Fund perform in the last year?

The Fund underperformed the benchmark — a 35%/65% blend of the Russell 3000 Index (USD) and the  Bloomberg Intermediate U.S. Aggregate Bond Index (USD) — for the 12-month period ending June 30, 2025.

The performance of the Fund’s fixed income component was bolstered by security selection in corporate credit. This was partially offset by a slightly underweight allocation to the sector. An overweight allocation to and security selection in agency mortgage-backed securities ("MBS") also contributed to Fund performance given the manager’s general preference for specified pools. An overweight to asset-backed securities ("ABS") added to performance as the manager preferred prime tranches within auto loans and credit cards and an allocation to AAA rated collateralized loan obligations ("CLOs") further benefited performance. Within the commercial mortgage-backed securities ("CMBS") sector, allocations to higher-quality tranches and Class A properties (the highest -quality, newest, and most desirable buildings in a market) contributed to Fund performance.

The performance of the Fund’s equity component during the reporting period was hampered by stock selection in the consumer staples, health care, communication services, and information technology sectors. Conversely, the Fund’s equity segment benefited from an underweight allocation to energy, a sector that underperformed within the Fund’s blended benchmark index during the period. The Fund’s equity holdings within the energy sector outperformed the benchmark’s equity positions in the energy sector during the reporting period.

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Balanced Income Fund	8.88%	5.17%	5.17%
Russell 3000 Index (USD)	15.30%	15.96%	12.96%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.69%	0.23%	1.80%
35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	9.83%	5.75%	5.86%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$76,759	3	$-	7%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Affiliated Investment Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Income FundFootnote Reference**	63.2%
New Covenant Growth FundFootnote Reference**	36.1%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Balanced Income Fund: NCBIX

Annual Shareholder Report: June 30, 2025

NCBIX-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$70,000	N/A	$0	$77,330	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$302,248	$0	$0	$309,370	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $302,248 and $309,370, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

June 30, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

New Covenant Funds

>	New Covenant Growth Fund

>	New Covenant Income Fund

>	New Covenant Balanced Growth Fund

>	New Covenant Balanced Income Fund

newcovenantfunds.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	36
Notes to Financial Statements	40
Report of Independent Registered Public Accounting Firm	55
Notice to Shareholders (Unaudited)	56
Other Information (Form N-CSR Items 8-11) (Unaudited)	57

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 8.6%
Alphabet Inc, Cl A	48,796	$8,599
Alphabet Inc, Cl C	38,785	6,880
Angi Inc, Cl A *	197	3
AT&T Inc	49,893	1,444
Atlanta Braves Holdings Inc, Cl C *	1,938	91
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	11
Cars.com Inc *	4,178	49
Charter Communications Inc, Cl A *	277	113
Cogent Communications Holdings Inc	148	7
Comcast Corp, Cl A	21,130	754
DoubleVerify Holdings Inc *	6,933	104
EchoStar Corp, Cl A *	1,124	31
Electronic Arts Inc	4,883	780
EverQuote Inc, Cl A *	1,468	35
EW Scripps Co/The, Cl A *	3,299	10
Fox Corp, Cl A	1,372	77
Fox Corp, Cl B	1,983	102
IAC Inc *	376	14
IMAX Corp *	2,244	63
Interpublic Group of Cos Inc/The	31,640	775
Iridium Communications Inc	366	11
John Wiley & Sons Inc, Cl A	236	11
Liberty Broadband Corp, Cl A *	81	8
Liberty Broadband Corp, Cl C *	343	34
Liberty Media Corp-Liberty Live, Cl C *	59	5
Madison Square Garden Entertainment Corp, Cl A *	697	28
Madison Square Garden Sports Corp *	39	8
Magnite Inc *	2,551	62
Match Group Inc *	1,841	57
MediaAlpha Inc, Cl A *	8,359	92
Meta Platforms Inc, Cl A	18,554	13,694
Netflix Inc *	3,382	4,529
New York Times Co/The, Cl A	439	25
News Corp, Cl A	829	25
Nexstar Media Group Inc, Cl A	94	16
Omnicom Group Inc	4,912	353
Paramount Global, Cl B	7,304	94
Pinterest Inc, Cl A *	3,339	120
ROBLOX Corp, Cl A *	1,261	133
Shutterstock Inc	205	4
Sirius XM Holdings Inc	910	21
Sphere Entertainment Co *	697	29
Spotify Technology SA *	714	548
Take-Two Interactive Software Inc *	604	147
TEGNA Inc	3,052	51
TKO Group Holdings Inc, Cl A *	780	142
T-Mobile US Inc	2,550	608
Toro Combineco Inc *	1,986	15
Trade Desk Inc/The, Cl A *	862	62
TripAdvisor Inc *	1,712	22

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Verizon Communications Inc	56,628	$2,450
Vimeo Inc *	610	2
Walt Disney Co/The	21,958	2,723
Warner Bros Discovery Inc *	4,164	48
Yelp Inc, Cl A *	1,355	46
Ziff Davis Inc *	2,547	77
ZoomInfo Technologies Inc, Cl A *	2,021	20

		46,263
Consumer Discretionary — 10.7%
1-800-Flowers.com Inc, Cl A *	3,668	18
Abercrombie & Fitch Co, Cl A *	788	65
Academy Sports & Outdoors Inc	2,047	92
Acushnet Holdings Corp	987	72
Adient PLC *	732	14
ADT Inc	4,942	42
Adtalem Global Education Inc *	2,101	267
Advance Auto Parts Inc	317	15
Airbnb Inc, Cl A *	805	107
Amazon.com Inc *	82,270	18,049
American Eagle Outfitters Inc	3,416	33
APTIV PLC *	1,850	126
Aramark	260	11
Asbury Automotive Group Inc *	70	17
AutoNation Inc *	649	129
AutoZone Inc *	235	872
Bath & Body Works Inc	638	19
Best Buy Co Inc	1,309	88
Birkenstock Holding Plc *	1,800	89
Bloomin' Brands Inc	2,259	19
Booking Holdings Inc	418	2,420
Boot Barn Holdings Inc *	199	30
BorgWarner Inc	321	11
Bright Horizons Family Solutions Inc *	76	9
Brinker International Inc *	810	146
Brunswick Corp/DE	839	46
Buckle Inc/The	1,885	85
Burlington Stores Inc *	482	112
Capri Holdings Ltd *	1,319	23
CarMax Inc *	1,086	73
Carnival Corp *	10,223	287
Carter's Inc	471	14
Carvana Co, Cl A *	366	123
Cavco Industries Inc *	60	26
Chipotle Mexican Grill Inc, Cl A *	11,600	651
Choice Hotels International Inc	113	14
Columbia Sportswear Co	891	54
Coursera Inc *	15,856	139
Cracker Barrel Old Country Store Inc	323	20
Crocs Inc *	1,116	113
Dana Inc	2,660	46
Darden Restaurants Inc	705	154
Dave & Buster's Entertainment Inc *	1,283	39
Deckers Outdoor Corp *	2,634	271

New Covenant Funds	1

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Denny's Corp *	2,500	$10
Designer Brands Inc, Cl A	3,316	8
Dick's Sporting Goods Inc	430	85
Dillard's Inc, Cl A	45	19
Domino's Pizza Inc	33	15
DoorDash Inc, Cl A *	1,092	269
Dorman Products Inc *	128	16
DR Horton Inc	589	76
eBay Inc	10,927	814
Etsy Inc *	1,162	58
Expedia Group Inc *	389	66
Five Below Inc *	410	54
Floor & Decor Holdings Inc, Cl A *	232	18
Foot Locker Inc *	1,308	32
Ford Motor Co	10,620	115
Fox Factory Holding Corp *	749	19
Frontdoor Inc *	251	15
GameStop Corp, Cl A *	2,040	50
Gap Inc/The	4,661	102
Garmin Ltd	418	87
General Motors Co	2,770	136
Gentex Corp	440	10
Gentherm Inc *	184	5
Genuine Parts Co	67	8
Global Business Travel Group I *	11,930	75
Goodyear Tire & Rubber Co/The *	989	10
Graham Holdings Co, Cl B	78	74
Grand Canyon Education Inc *	121	23
Group 1 Automotive Inc	86	38
H&R Block Inc	2,109	116
Hanesbrands Inc *	13,319	61
Hasbro Inc	2,632	194
Helen of Troy Ltd *	57	2
Hilton Grand Vacations Inc *	3,016	125
Hilton Worldwide Holdings Inc	6,291	1,676
Home Depot Inc/The	10,369	3,802
Hyatt Hotels Corp, Cl A	135	19
Installed Building Products Inc	125	23
Jack in the Box Inc	658	11
Johnson Outdoors Inc, Cl A	659	20
KB Home	1,621	86
Kohl's Corp	1,859	16
Kontoor Brands Inc	1,282	85
La-Z-Boy Inc, Cl Z	1,597	59
LCI Industries	483	44
Lear Corp	3,782	359
Leggett & Platt Inc	222	2
Lennar Corp, Cl B	122	13
LGI Homes Inc *	127	7
Lithia Motors Inc, Cl A	296	100
LKQ Corp	317	12
Lowe's Cos Inc	7,273	1,614
Lucid Group Inc *	33,236	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	245	$58
M/I Homes Inc *	198	22
Macy's Inc	4,042	47
Malibu Boats Inc, Cl A *	202	6
Marriott International Inc/MD, Cl A	3,599	983
Marriott Vacations Worldwide Corp	394	29
Mattel Inc *	711	14
McDonald's Corp	9,415	2,751
Meritage Homes Corp	1,588	106
Mohawk Industries Inc *	127	13
Monro Inc	626	9
Murphy USA Inc	263	107
National Vision Holdings Inc *	447	10
Newell Brands Inc	605	3
NIKE Inc, Cl B	2,943	209
Norwegian Cruise Line Holdings Ltd *	5,839	118
NVR Inc *	13	96
ODP Corp/The *	283	5
Ollie's Bargain Outlet Holdings Inc *	212	28
O'Reilly Automotive Inc *	3,540	319
Oxford Industries Inc	665	27
Papa John's International Inc	151	7
Peloton Interactive Inc, Cl A *	2,845	20
Penske Automotive Group Inc	624	107
Petco Health & Wellness Co Inc, Cl A *	27,348	77
Phinia Inc	64	3
Planet Fitness Inc, Cl A *	173	19
Polaris Inc	966	39
PulteGroup Inc	871	92
PVH Corp	108	7
Ralph Lauren Corp, Cl A	436	120
Restaurant Brands International Inc	1,594	106
Revolve Group Inc, Cl A *	2,223	45
RH *	45	9
Rivian Automotive Inc, Cl A *	1,274	18
Ross Stores Inc	857	109
Royal Caribbean Cruises Ltd	2,969	930
Sabre Corp *	506	2
Sally Beauty Holdings Inc *	2,794	26
Service Corp International/US	250	20
Shake Shack Inc, Cl A *	157	22
Signet Jewelers Ltd	2,402	191
Six Flags Entertainment Corp *	144	4
Sleep Number Corp *	1,033	7
Sonos Inc *	7,451	81
Standard Motor Products Inc	943	29
Starbucks Corp	15,798	1,448
Steven Madden Ltd	1,178	28
Stitch Fix Inc, Cl A *	1,021	4
Strategic Education Inc	331	28
Stride Inc *	348	51
Tapestry Inc	2,803	246
Taylor Morrison Home Corp, Cl A *	1,595	98

2	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tempur Sealy International Inc	2,272	$155
Tesla Inc *	24,339	7,732
Texas Roadhouse Inc, Cl A	561	105
Thor Industries Inc	106	9
TJX Cos Inc/The	6,893	851
Toll Brothers Inc	269	31
TopBuild Corp *	315	102
Topgolf Callaway Brands Corp *	2,383	19
Tractor Supply Co	11,885	627
Travel + Leisure Co	307	16
Tri Pointe Homes Inc *	3,236	103
Udemy Inc *	3,378	24
Ulta Beauty Inc *	279	131
Under Armour Inc, Cl C *	556	4
United Parks & Resorts Inc *	251	12
Upbound Group Inc, Cl A	1,764	44
Urban Outfitters Inc *	417	30
Vail Resorts Inc	46	7
Valvoline Inc *	11,437	433
VF Corp	4,023	47
Viad Corp *	2,883	83
Victoria's Secret & Co *	212	4
Visteon Corp *	85	8
Wayfair Inc, Cl A *	320	16
Wendy's Co/The	11,419	130
Whirlpool Corp	638	65
Williams-Sonoma Inc	320	52
Wingstop Inc	363	122
Winnebago Industries Inc	191	6
Wolverine World Wide Inc	1,511	27
Wyndham Hotels & Resorts Inc	189	15
YETI Holdings Inc *	2,684	85
Yum! Brands Inc	8,356	1,238

		57,159
Consumer Staples — 4.7%
Andersons Inc/The	338	12
Archer-Daniels-Midland Co	5,103	269
B&G Foods Inc	862	4
BellRing Brands Inc *	136	8
Beyond Meat Inc *	166	1
Bunge Global SA	929	75
Calavo Growers Inc	571	15
Campbell Soup Co	10,354	317
Casey's General Stores Inc	65	33
Chefs' Warehouse Inc/The *	1,366	87
Church & Dwight Co Inc	1,025	98
Clorox Co/The	2,716	326
Coca-Cola Co/The	48,833	3,455
Colgate-Palmolive Co	3,661	333
Conagra Brands Inc	3,435	70
Costco Wholesale Corp	3,387	3,353
Coty Inc, Cl A *	1,026	5
Darling Ingredients Inc *	716	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dollar General Corp	752	$86
Dollar Tree Inc *	1,320	131
Edgewell Personal Care Co	310	7
elf Beauty Inc *	1,327	165
Energizer Holdings Inc	231	5
Estee Lauder Cos Inc/The, Cl A	2,390	193
Flowers Foods Inc	555	9
Fresh Del Monte Produce Inc	1,442	47
General Mills Inc	13,887	719
Herbalife Ltd *	1,088	9
Hershey Co/The	2,295	381
HF Foods Group Inc *	2,213	7
Hormel Foods Corp	4,797	145
Ingredion Inc	1,110	150
J M Smucker Co/The	4,144	407
Kellanova	1,258	100
Kenvue Inc	4,950	104
Keurig Dr Pepper Inc	25,092	830
Kimberly-Clark Corp	6,484	836
Kraft Heinz Co/The	3,923	101
Kroger Co/The	1,941	139
Lamb Weston Holdings Inc	594	31
McCormick & Co Inc/MD	5,832	442
Medifast Inc *	71	1
Mondelez International Inc, Cl A	17,402	1,174
Monster Beverage Corp *	889	56
National Beverage Corp *	344	15
PepsiCo Inc	19,139	2,527
PriceSmart Inc	179	19
Procter & Gamble Co/The	18,385	2,929
Simply Good Foods Co/The *	2,805	89
SpartanNash Co	1,252	33
Sprouts Farmers Market Inc *	623	103
Sysco Corp	1,432	108
Target Corp	6,577	649
TreeHouse Foods Inc *	237	5
Tyson Foods Inc, Cl A	1,410	79
US Foods Holding Corp *	2,211	170
Vita Coco Co Inc/The *	1,354	49
Vital Farms Inc *	3,246	125
Walgreens Boots Alliance Inc	14,575	167
Walmart Inc	33,703	3,295
WK Kellogg Co	1,678	27

		25,152
Energy — 3.1%
Antero Midstream Corp	26,635	505
Antero Resources Corp *	6,426	259
APA Corp	2,988	55
Ardmore Shipping Corp	5,335	51
Baker Hughes Co, Cl A	9,516	365
Borr Drilling Ltd	11,900	22
Cactus Inc, Cl A	298	13
ChampionX Corp	383	9

New Covenant Funds	3

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cheniere Energy Inc	6,249	$1,522
Chesapeake Energy Corp	1,168	137
Chord Energy Corp	983	95
Civitas Resources Inc	179	5
CNX Resources Corp *	1,745	59
ConocoPhillips	22,465	2,016
CONSOL Energy Inc	338	24
Coterra Energy Inc	19,841	504
Delek US Holdings Inc	2,494	53
Devon Energy Corp	10,747	342
DHT Holdings Inc	1,338	14
Diamondback Energy Inc	587	81
Dorian LPG Ltd	2,360	57
DT Midstream Inc	405	44
Energy Fuels Inc/Canada *	11,707	67
EOG Resources Inc	6,913	827
EQT Corp	8,048	469
Expro Group Holdings NV *	1,529	13
FLEX LNG Ltd	2,301	51
Golar LNG Ltd	2,645	109
Green Plains Inc *	2,069	12
Halliburton Co	5,199	106
Helix Energy Solutions Group Inc *	10,917	68
Helmerich & Payne Inc	4,134	63
Hess Corp	6,554	908
HF Sinclair Corp	1,944	80
Innovex International Inc *	1,072	17
International Seaways Inc	329	12
Kinder Morgan Inc	50,177	1,475
Kinetik Holdings Inc, Cl A	2,668	117
Kosmos Energy Ltd *	27,771	48
Magnolia Oil & Gas Corp, Cl A	1,806	41
Murphy Oil Corp	449	10
Nabors Industries Ltd *	367	10
New Fortress Energy Inc, Cl A	2,307	8
NextDecade Corp *	10,122	90
Noble Corp PLC	1,325	35
Nordic American Tankers Ltd	3,610	9
NOV Inc	482	6
Occidental Petroleum Corp	1,677	70
ONEOK Inc	10,887	889
Ovintiv Inc	2,011	76
Patterson-UTI Energy Inc	4,952	29
PBF Energy Inc, Cl A	316	7
Peabody Energy Corp	612	8
Range Resources Corp	2,839	115
RPC Inc	1,226	6
Sable Offshore Corp *	4,472	98
Schlumberger NV	28,512	964
Scorpio Tankers Inc	270	11
SM Energy Co	840	21
Talos Energy Inc *	10,408	88
Targa Resources Corp	667	116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teekay Corp *	15,129	$125
Teekay Tankers Ltd, Cl A	1,755	73
Texas Pacific Land Corp	531	561
Transocean Ltd *	20,466	53
Uranium Energy Corp *	15,244	104
Valaris Ltd *	739	31
Viper Energy Inc, Cl A	2,065	79
Vital Energy Inc *	2,462	40
Vitesse Energy Inc	272	6
Weatherford International PLC	1,190	60
Williams Cos Inc/The	29,747	1,868
World Kinect Corp	4,395	125

		16,506
Financials — 14.3%
Affiliated Managers Group Inc	910	179
Affirm Holdings Inc, Cl A *	2,309	160
Aflac Inc	1,015	107
AGNC Investment Corp ‡	2,838	26
Allstate Corp/The	3,458	696
Ally Financial Inc	1,575	61
Amalgamated Financial Corp	2,110	66
American Express Co	7,744	2,470
American Financial Group Inc/OH	89	11
American International Group Inc	1,586	136
Ameriprise Financial Inc	1,250	667
AMERISAFE Inc	743	32
Annaly Capital Management Inc ‡	655	12
Aon PLC, Cl A	3,474	1,239
Apollo Commercial Real Estate Finance Inc ‡	2,686	26
Apollo Global Management Inc	1,936	275
Arch Capital Group Ltd *	1,254	114
Ares Management Corp, Cl A	632	109
Arthur J Gallagher & Co	839	269
Artisan Partners Asset Management Inc, Cl A	1,589	70
Associated Banc-Corp	4,274	104
Assurant Inc	87	17
Assured Guaranty Ltd	994	87
Atlantic Union Bankshares Corp	2,517	79
Axis Capital Holdings Ltd	825	86
Axos Financial Inc *	310	24
Banc of California Inc	843	12
Bank of America Corp	49,763	2,355
Bank of Hawaii Corp	1,051	71
Bank of Marin Bancorp	1,079	25
Bank of New York Mellon Corp/The	12,656	1,153
Bank of NT Butterfield & Son Ltd/The	1,324	59
Bank OZK	366	17
BankUnited Inc	346	12
Banner Corp	851	55
Berkshire Hathaway Inc, Cl B *	15,243	7,405
Berkshire Hills Bancorp Inc	1,501	38

4	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BlackRock Funding Inc/DE *	859	$901
Blackstone Inc	6,935	1,037
Block Inc, Cl A *	1,553	105
BOK Financial Corp	568	55
Bread Financial Holdings Inc	1,335	76
Brighthouse Financial Inc *	268	14
Brown & Brown Inc	290	32
Cadence Bank	1,525	49
Capital One Financial Corp	3,393	722
Capitol Federal Financial Inc	3,529	22
Carlyle Group Inc/The	923	47
Cass Information Systems Inc	865	38
Cathay General Bancorp	1,291	59
Cboe Global Markets Inc	99	23
Central Pacific Financial Corp	1,651	46
Charles Schwab Corp/The	16,432	1,499
Chimera Investment Corp ‡	800	11
Chubb Ltd	2,108	611
Cincinnati Financial Corp	891	133
Citigroup Inc	10,501	894
Citizens Financial Group Inc	2,230	100
City Holding Co	607	74
CME Group Inc, Cl A	3,763	1,037
CNA Financial Corp	253	12
CNO Financial Group Inc	2,346	90
Cohen & Steers Inc	764	58
Coinbase Global Inc, Cl A *	559	196
Columbia Banking System Inc	1,640	38
Comerica Inc	1,232	73
Commerce Bancshares Inc/MO	1,898	118
Community Financial System Inc	710	40
ConnectOne Bancorp Inc	1,891	44
Corpay Inc *	277	92
Credit Acceptance Corp *	177	90
Cullen/Frost Bankers Inc	121	16
Dime Community Bancshares Inc	1,467	40
Eagle Bancorp Inc	1,035	20
East West Bancorp Inc	1,036	105
Ellington Financial Inc ‡	2,748	36
Enterprise Financial Services Corp	1,063	59
Equitable Holdings Inc	432	24
Essent Group Ltd	970	59
Euronet Worldwide Inc *	74	7
Evercore Inc, Cl A	352	95
Everest Group Ltd	179	61
EVERTEC Inc	1,569	57
F&G Annuities & Life Inc	2,571	82
FactSet Research Systems Inc	306	137
FB Financial Corp	1,250	57
Federal Agricultural Mortgage Corp, Cl C	119	23
Fidelity National Financial Inc	1,063	60
Fidelity National Information Services Inc	1,329	108
Fifth Third Bancorp	4,599	189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First American Financial Corp	814	$50
First BanCorp/Puerto Rico	821	17
First Busey Corp	1,790	41
First Commonwealth Financial Corp	3,365	55
First Financial Bancorp	1,921	47
First Financial Bankshares Inc	1,378	50
First Hawaiian Inc	3,126	78
First Horizon Corp	5,109	108
First Interstate BancSystem Inc, Cl A	1,171	34
First Merchants Corp	1,182	45
FirstCash Holdings Inc	612	83
Fiserv Inc *	3,063	528
Flywire Corp *	9,159	107
FNB Corp/PA	3,907	57
Franklin Resources Inc	6,856	164
Genworth Financial Inc, Cl A *	10,439	81
German American Bancorp Inc	1,414	54
Global Payments Inc	842	67
Globe Life Inc	108	13
Goldman Sachs Group Inc/The	3,800	2,689
Goosehead Insurance Inc, Cl A *	215	23
HA Sustainable Infrastructure Capital Inc	3,153	85
Hancock Whitney Corp	1,142	66
Hanover Insurance Group Inc/The	124	21
HarborOne Bancorp Inc	861	10
Hartford Financial Services Group Inc/The	1,006	128
Heritage Financial Corp/WA	1,744	42
Home BancShares Inc/AR	2,523	72
HomeStreet Inc *	309	4
Hope Bancorp Inc	3,233	35
Horace Mann Educators Corp	1,125	48
Houlihan Lokey Inc, Cl A	192	35
Huntington Bancshares Inc/OH	9,540	160
Independent Bank Corp	580	36
Interactive Brokers Group Inc, Cl A	1,968	109
Intercontinental Exchange Inc	2,416	443
Invesco Ltd	18,276	288
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	115
Jackson Financial Inc, Cl A	1,486	132
Janus Henderson Group PLC	1,207	47
Jefferies Financial Group Inc	1,433	78
JPMorgan Chase & Co	23,144	6,710
KeyCorp	6,129	107
Kinsale Capital Group Inc	73	35
KKR & Co Inc	3,222	429
Lazard Inc, Cl A	2,316	111
Lemonade Inc *	1,665	73
LendingTree Inc *	175	6
Lincoln National Corp	3,621	125
Loews Corp	222	20
LPL Financial Holdings Inc	1,036	388
M&T Bank Corp	512	99

New Covenant Funds	5

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MarketAxess Holdings Inc	144	$32
Marsh & McLennan Cos Inc	2,808	614
Mastercard Inc, Cl A	9,119	5,124
Mercury General Corp	233	16
MetLife Inc	6,576	529
MFA Financial Inc ‡	1,584	15
MGIC Investment Corp	3,455	96
Moelis & Co, Cl A	461	29
Moody's Corp	3,008	1,509
Morgan Stanley	10,383	1,463
Morningstar Inc	67	21
Mr Cooper Group Inc *	335	50
MSCI Inc, Cl A	635	366
Nasdaq Inc	7,134	638
NBT Bancorp Inc	1,213	50
NCR Atleos Corp *	167	5
Nelnet Inc, Cl A	145	18
New York Community Bancorp Inc	317	3
New York Mortgage Trust Inc ‡	1,944	13
NMI Holdings Inc, Cl A *	1,470	62
Northern Trust Corp	3,231	410
Northfield Bancorp Inc	2,868	33
OFG Bancorp	2,119	91
Old National Bancorp/IN	5,093	109
OneMain Holdings Inc, Cl A	258	15
Orchid Island Capital Inc, Cl A ‡	3,472	24
Pacific Premier Bancorp Inc	3,188	67
Palomar Holdings Inc, Cl A *	145	22
Pathward Financial Inc	266	21
PayPal Holdings Inc *	14,346	1,066
PennyMac Financial Services Inc	833	83
PennyMac Mortgage Investment Trust ‡	8,462	109
Pinnacle Financial Partners Inc	906	100
PNC Financial Services Group Inc/The	1,163	217
Popular Inc	1,004	111
PRA Group Inc *	1,320	19
Primerica Inc	323	88
Principal Financial Group Inc	662	53
ProAssurance Corp *	1,351	31
PROG Holdings Inc	832	24
Progressive Corp/The	7,459	1,990
Prosperity Bancshares Inc	1,192	84
Provident Financial Services Inc	4,392	77
Prudential Financial Inc	974	105
Radian Group Inc	1,924	69
Raymond James Financial Inc	615	94
Redwood Trust Inc ‡	2,992	18
Regional Management Corp	3,090	90
Regions Financial Corp	49,142	1,156
Reinsurance Group of America Inc, Cl A	578	115
RenaissanceRe Holdings Ltd	69	17
Renasant Corp	1,366	49
Repay Holdings Corp, Cl A *	7,436	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rithm Capital Corp ‡	1,403	$16
RLI Corp	1,090	79
Robinhood Markets Inc, Cl A *	4,901	459
Root Inc/OH, Cl A *	806	103
S&P Global Inc	4,831	2,547
Seacoast Banking Corp of Florida	1,616	45
ServisFirst Bancshares Inc	187	14
SLM Corp	3,705	121
SouthState Corp	724	67
Starwood Property Trust Inc ‡	2,000	40
State Street Corp	9,337	993
StepStone Group Inc, Cl A	1,643	91
Stifel Financial Corp	245	25
Synchrony Financial	4,720	315
Synovus Financial Corp	1,267	66
T Rowe Price Group Inc	2,711	262
Texas Capital Bancshares Inc *	822	65
TFS Financial Corp	573	7
Toast Inc, Cl A *	2,222	98
TPG RE Finance Trust Inc ‡	2,439	19
Tradeweb Markets Inc, Cl A	805	118
Travelers Cos Inc/The	4,033	1,079
TriCo Bancshares	1,219	49
Triumph Financial Inc *	822	45
Truist Financial Corp	2,395	103
Trustmark Corp	1,410	51
Two Harbors Investment Corp ‡	1,597	17
UMB Financial Corp	1,267	133
Univest Financial Corp	1,820	55
Unum Group	1,638	132
Upstart Holdings Inc *	1,290	83
US Bancorp	3,576	162
Valley National Bancorp	4,269	38
Veritex Holdings Inc	348	9
Virtu Financial Inc, Cl A	3,026	136
Visa Inc, Cl A	17,359	6,163
Voya Financial Inc	1,543	110
W R Berkley Corp	370	27
Walker & Dunlop Inc	749	53
Washington Trust Bancorp Inc	924	26
Webster Financial Corp	2,008	110
Wells Fargo & Co	22,232	1,781
Westamerica BanCorp	731	35
Western Alliance Bancorp	1,154	90
Western Union Co/The	425	4
WEX Inc *	55	8
Willis Towers Watson PLC	907	278
Wintrust Financial Corp	708	88
XP Inc, Cl A *	3,989	81
Zions Bancorp NA	1,771	92

		76,280
Health Care — 10.0%
Abbott Laboratories	11,993	1,631

6	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AbbVie Inc	19,289	$3,580
Acadia Healthcare Co Inc *	220	5
AdaptHealth Corp, Cl A *	2,632	25
Adaptive Biotechnologies Corp *	1,704	20
Addus HomeCare Corp *	495	57
Agilent Technologies Inc	765	90
Agios Pharmaceuticals Inc *	1,062	35
Akero Therapeutics Inc *	913	49
Align Technology Inc *	311	59
Alkermes PLC *	2,433	70
Alnylam Pharmaceuticals Inc *	562	183
Amedisys Inc *	56	6
Amgen Inc	5,307	1,482
Amicus Therapeutics Inc *	5,193	30
AMN Healthcare Services Inc *	832	17
AnaptysBio Inc *	1,908	42
Anika Therapeutics Inc *	920	10
Apellis Pharmaceuticals Inc *	1,789	31
Arcturus Therapeutics Holdings Inc *	483	6
Arrowhead Pharmaceuticals Inc *	251	4
Arvinas Inc *	1,298	10
Astrana Health Inc *	344	9
AtriCure Inc *	1,029	34
Avanos Medical Inc *	301	4
Avantor Inc *	1,656	22
Avidity Biosciences Inc *	2,388	68
Azenta Inc *	207	6
Baxter International Inc	10,902	330
Becton Dickinson & Co	542	93
BioCryst Pharmaceuticals Inc *	1,030	9
Biogen Inc *	681	86
Biohaven Ltd *	45	1
BioLife Solutions Inc *	2,163	47
BioMarin Pharmaceutical Inc *	1,042	57
Bio-Rad Laboratories Inc, Cl A *	32	8
Bio-Techne Corp	212	11
Boston Scientific Corp *	16,399	1,761
Bridgebio Pharma Inc *	241	10
Bristol-Myers Squibb Co	12,713	588
Brookdale Senior Living Inc *	7,397	51
Cardinal Health Inc	998	168
CareDx Inc *	4,535	89
Castle Biosciences Inc *	730	15
Catalyst Pharmaceuticals Inc *	4,583	99
Cencora Inc, Cl A	589	177
Centene Corp *	4,805	261
Charles River Laboratories International Inc *	77	12
Cigna Group/The	4,207	1,391
Collegium Pharmaceutical Inc *	2,915	86
Cooper Cos Inc/The	944	67
Corcept Therapeutics Inc *	1,695	124
CorVel Corp *	375	39

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CryoPort Inc *	871	$7
CVS Health Corp	5,389	372
Cytokinetics Inc *	1,159	38
Danaher Corp	9,805	1,937
DaVita Inc *	160	23
Denali Therapeutics Inc *	2,631	37
DENTSPLY SIRONA Inc	3,113	49
Dexcom Inc *	3,388	296
Doximity Inc, Cl A *	1,684	103
Edwards Lifesciences Corp *	8,484	664
Elanco Animal Health Inc *	398	6
Elevance Health Inc	4,437	1,726
Eli Lilly & Co	8,396	6,545
Embecta Corp	887	9
Enanta Pharmaceuticals Inc *	785	6
Encompass Health Corp	164	20
Enhabit Inc *	82	1
Enovis Corp *	485	15
Envista Holdings Corp *	317	6
Exact Sciences Corp *	930	49
Exelixis Inc *	2,898	128
Fortrea Holdings Inc *	515	3
Fulgent Genetics Inc *	853	17
GE HealthCare Technologies Inc	153	11
Gilead Sciences Inc	14,228	1,577
Glaukos Corp *	167	17
Globus Medical Inc, Cl A *	179	11
GRAIL Inc *	352	18
Haemonetics Corp *	195	15
Halozyme Therapeutics Inc *	2,641	137
HCA Healthcare Inc	566	217
Health Catalyst Inc *	1,594	6
HealthEquity Inc *	673	71
Henry Schein Inc *	1,546	113
Hologic Inc *	927	60
Humana Inc	242	59
Ideaya Biosciences Inc *	4,068	86
IDEXX Laboratories Inc *	707	379
Illumina Inc *	2,114	202
Incyte Corp *	1,063	72
Innoviva Inc *	3,557	71
Inogen Inc *	706	5
Insmed Inc *	1,356	136
Insulet Corp *	65	20
Integer Holdings Corp *	625	77
Integra LifeSciences Holdings Corp *	188	2
Intellia Therapeutics Inc *	1,231	12
Intuitive Surgical Inc *	4,209	2,287
Ionis Pharmaceuticals Inc *	782	31
Iovance Biotherapeutics Inc *	1,433	2
IQVIA Holdings Inc *	491	77
iRhythm Technologies Inc *	210	32
iTeos Therapeutics Inc *	5,921	59

New Covenant Funds	7

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jazz Pharmaceuticals PLC *	616	$65
Johnson & Johnson	27,875	4,258
Kodiak Sciences Inc *	1,218	5
Krystal Biotech Inc *	529	73
Kura Oncology Inc *	3,438	20
Labcorp Holdings Inc	515	135
Lantheus Holdings Inc *	997	82
Ligand Pharmaceuticals Inc *	462	53
LivaNova PLC *	657	30
McKesson Corp	576	422
Medtronic PLC	15,259	1,330
MeiraGTx Holdings plc *	4,240	28
Merck & Co Inc	31,776	2,515
Mettler-Toledo International Inc *	404	475
Moderna Inc *	3,544	98
Myriad Genetics Inc *	1,860	10
National Research Corp	779	13
Neogen Corp *	300	1
Neurocrine Biosciences Inc *	717	90
Novavax Inc *	816	5
Novocure Ltd *	905	16
OmniAb Inc, Cl W *	2,263	4
Omnicell Inc *	466	14
OptimizeRx Corp *	8,262	112
Option Care Health Inc *	648	21
OraSure Technologies Inc *	6,042	18
Organon & Co	649	6
Pediatrix Medical Group Inc *	417	6
Pennant Group Inc/The *	1,609	48
Penumbra Inc *	72	18
Perrigo Co PLC	211	6
Pfizer Inc	67,874	1,645
Phreesia Inc *	361	10
Premier Inc, Cl A	2,266	50
Protagonist Therapeutics Inc *	1,083	60
Prothena Corp PLC *	5,314	32
PTC Therapeutics Inc *	1,021	50
QIAGEN NV *	2,204	106
Quest Diagnostics Inc	556	100
Recursion Pharmaceuticals Inc, Cl A *	19,169	97
Regeneron Pharmaceuticals Inc *	1,105	580
REGENXBIO Inc *	456	4
Relay Therapeutics Inc *	11,508	40
Repligen Corp *	553	69
ResMed Inc	459	118
Revvity Inc	120	12
Rocket Pharmaceuticals Inc *	932	2
Sage Therapeutics Inc *	516	5
Sarepta Therapeutics Inc *	87	1
Simulations Plus Inc	1,477	26
Solventum Corp *	1,703	129
STAAR Surgical Co *	2,233	37
STERIS PLC	501	120

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stryker Corp	2,003	$792
Summit Therapeutics Inc *	4,901	104
Supernus Pharmaceuticals Inc *	2,174	69
Surmodics Inc *	1,169	35
Tactile Systems Technology Inc *	728	7
Tandem Diabetes Care Inc *	144	3
Teleflex Inc	486	58
Theravance Biopharma Inc *	2,200	24
Thermo Fisher Scientific Inc	4,147	1,681
Tourmaline Bio Inc *	5,108	82
TransMedics Group Inc *	804	108
Travere Therapeutics Inc *	3,434	51
Trevi Therapeutics Inc *	18,463	101
Twist Bioscience Corp *	606	22
Ultragenyx Pharmaceutical Inc *	1,143	42
United Therapeutics Corp *	559	161
UnitedHealth Group Inc	7,472	2,331
Universal Health Services Inc, Cl B	80	14
US Physical Therapy Inc	428	33
Utah Medical Products Inc	515	29
Varex Imaging Corp *	1,631	14
Vaxcyte Inc *	1,042	34
Veeva Systems Inc, Cl A *	1,157	333
Vericel Corp *	1,218	52
Vertex Pharmaceuticals Inc *	3,305	1,471
Viatris Inc, Cl W	1,277	11
Viking Therapeutics Inc *	1,343	36
Waters Corp *	257	90
West Pharmaceutical Services Inc	250	55
Xencor Inc *	1,686	13
Y-mAbs Therapeutics Inc *	3,117	14
Zimmer Biomet Holdings Inc	1,054	96
Zimvie Inc *	350	3
Zoetis Inc, Cl A	6,022	939

		53,262
Industrials — 9.3%
3M Co	1,291	197
A O Smith Corp	1,708	112
AAON Inc	288	21
ABM Industries Inc	3,427	162
ACCO Brands Corp	5,214	19
Acuity Brands Inc	84	25
AerSale Corp *	15,680	94
AGCO Corp	149	15
Air Lease Corp, Cl A	1,053	62
Alamo Group Inc	86	19
Alaska Air Group Inc *	4,763	236
Albany International Corp, Cl A	1,310	92
Allegion plc	855	123
Allison Transmission Holdings Inc	1,098	104
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	25
AMETEK Inc	794	144

8	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apogee Enterprises Inc	1,229	$50
Applied Industrial Technologies Inc	492	114
ArcBest Corp	336	26
Archer Aviation Inc, Cl A *	12,727	138
Arcosa Inc	1,128	98
Argan Inc	704	155
Armstrong World Industries Inc	161	26
Array Technologies Inc *	7,510	44
Astec Industries Inc	204	8
Astronics Corp *	3,388	113
ATI Inc *	2,362	204
Atkore Inc	453	32
Automatic Data Processing Inc	6,965	2,148
Avis Budget Group Inc *	445	75
Axon Enterprise Inc *	1,902	1,575
AZEK Co Inc/The, Cl A *	2,067	112
AZZ Inc	1,071	101
Bloom Energy Corp, Cl A *	4,597	110
Brink's Co/The	540	48
Broadridge Financial Solutions Inc	720	175
Byrna Technologies Inc *	4,312	133
Cadre Holdings Inc	2,729	87
Carlisle Cos Inc	311	116
Carrier Global Corp *	6,184	453
Casella Waste Systems Inc, Cl A *	794	92
CBIZ Inc *	1,206	86
CECO Environmental Corp *	3,469	98
CH Robinson Worldwide Inc	148	14
Chart Industries Inc *	576	95
Cimpress PLC *	398	19
Cintas Corp	6,809	1,517
Clarivate PLC *	11,944	51
Clean Harbors Inc *	137	32
CNH Industrial NV *	7,547	98
Comfort Systems USA Inc	255	137
Concentrix Corp	387	20
Construction Partners Inc, Cl A *	391	42
Copart Inc *	5,136	252
Core & Main Inc, Cl A *	1,715	103
Crane Co	135	26
CSG Systems International Inc	965	63
CSW Industrials Inc	116	33
CSX Corp	29,082	949
Cummins Inc	3,179	1,041
Custom Truck One Source Inc *	15,463	76
Dayforce Inc *	792	44
Deere & Co	4,311	2,192
Delta Air Lines Inc	2,139	105
Deluxe Corp	981	16
Distribution Solutions Group Inc *	3,044	84
DNOW Inc *	4,359	65
Donaldson Co Inc	202	14
Dover Corp	383	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dun & Bradstreet Holdings Inc	11,893	$108
Dycom Industries Inc *	704	172
Eaton Corp PLC	6,490	2,317
EMCOR Group Inc	565	302
Emerson Electric Co	1,464	195
Energy Recovery Inc *	5,869	75
Enerpac Tool Group Corp, Cl A	2,369	96
EnerSys	664	57
Enovix Corp *	4,020	42
Enpro Inc	738	141
Enviri Corp *	7,225	63
Eos Energy Enterprises Inc *	23,019	118
Equifax Inc	64	17
Esab Corp	485	58
ESCO Technologies Inc	568	109
Eve Holding Inc *	20,585	141
EVERUS CONSTRUCTION GROUP *	97	6
ExlService Holdings Inc *	680	30
Expeditors International of Washington Inc *	1,163	133
Exponent Inc	135	10
Fastenal Co	484	20
Federal Signal Corp	1,042	111
FedEx Corp	391	89
Ferguson Enterprises Inc	582	127
Flowserve Corp	239	12
Forrester Research Inc *	1,169	12
Fortune Brands Innovations Inc	174	9
Forward Air Corp *	144	4
Franklin Electric Co Inc	180	16
FTI Consulting Inc *	443	72
Gates Industrial Corp PLC *	886	20
GE Vernova Inc *	1,425	754
Generac Holdings Inc *	203	29
General Electric Co	8,110	2,087
Genpact Ltd	5,562	245
Gibraltar Industries Inc *	164	10
Graco Inc	223	19
Granite Construction Inc	1,175	110
Great Lakes Dredge & Dock Corp *	4,289	52
Greenbrier Cos Inc/The	1,583	73
GXO Logistics Inc *	1,041	51
Healthcare Services Group Inc *	422	6
Heidrick & Struggles International Inc	2,205	101
Helios Technologies Inc	1,091	36
Herc Holdings Inc	1,012	133
Hertz Global Holdings Inc *	15,111	103
Hexcel Corp	15,837	895
Hillenbrand Inc	300	6
HNI Corp	1,910	94
Howmet Aerospace Inc	8,758	1,630
Hubbell Inc, Cl B	78	32
Huron Consulting Group Inc *	1,227	169

New Covenant Funds	9

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ICF International Inc	545	$46
IDEX Corp	68	12
Illinois Tool Works Inc	773	191
Ingersoll Rand Inc	11,165	929
Insperity Inc	592	36
Interface Inc, Cl A	12,208	255
Intuitive Machines Inc *	4,761	52
ITT Inc	918	144
JB Hunt Transport Services Inc	437	63
JetBlue Airways Corp *	837	4
Joby Aviation Inc *	15,834	167
John Bean Technologies Corp	439	53
Johnson Controls International plc	8,308	877
Kadant Inc	65	21
Kelly Services Inc, Cl A	2,214	26
Kennametal Inc	1,343	31
Kforce Inc	444	18
Kirby Corp *	1,032	117
Knight-Swift Transportation Holdings Inc, Cl A	1,357	60
Korn Ferry	1,193	87
Landstar System Inc	83	12
Lennox International Inc	44	25
Lincoln Electric Holdings Inc	1,027	213
Lindsay Corp	91	13
Liquidity Services Inc *	2,249	53
Loar Holdings Inc *	1,413	122
Luxfer Holdings PLC	3,194	39
Lyft Inc, Cl A *	7,511	118
ManpowerGroup Inc	3,586	145
Marten Transport Ltd	592	8
Masco Corp	245	16
Masterbrand Inc *	174	2
Matson Inc	1,273	142
Maximus Inc	682	48
McGrath RentCorp	666	77
Middleby Corp/The *	103	15
MillerKnoll Inc	2,900	56
Montrose Environmental Group Inc *	4,353	95
MRC Global Inc *	3,597	49
MSC Industrial Direct Co Inc, Cl A	1,115	95
Mueller Industries Inc	1,799	143
Nordson Corp	600	129
Norfolk Southern Corp	2,628	673
NuScale Power Corp *	3,629	144
NV5 Global Inc *	808	19
nVent Electric PLC	457	33
Old Dominion Freight Line Inc	84	14
Omega Flex Inc	70	2
OPENLANE Inc *	2,303	56
Oshkosh Corp	2,762	314
Otis Worldwide Corp	2,457	243
Owens Corning	4,500	619

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PACCAR Inc	1,004	$95
Parker-Hannifin Corp	460	321
Paychex Inc	2,612	380
Paycom Software Inc	194	45
Paylocity Holding Corp *	417	76
Pentair PLC	245	25
Pitney Bowes Inc	11,792	129
Planet Labs PBC *	11,494	70
Powell Industries Inc	603	127
Primoris Services Corp	1,201	94
Proto Labs Inc *	91	4
Quanta Services Inc	354	134
RB Global Inc	132	14
RBC Bearings Inc *	64	25
Redwire Corp *	4,787	78
Regal Rexnord Corp	1,068	155
Republic Services Inc, Cl A	969	239
Resideo Technologies Inc *	18,071	399
Resources Connection Inc	7,466	40
Robert Half Inc	806	33
ROCKET LAB CORP *	4,358	156
Rockwell Automation Inc	1,620	538
Rollins Inc	2,503	141
RXO Inc *	1,041	16
Ryder System Inc	637	101
Saia Inc *	96	26
Schneider National Inc, Cl B	521	13
Sensata Technologies Holding PLC	4,273	129
Shyft Group Inc/The	429	5
Simpson Manufacturing Co Inc	643	100
SiteOne Landscape Supply Inc *	361	44
Snap-on Inc	318	99
Southwest Airlines Co	322	10
Spire Global Inc *	8,837	105
Spirit AeroSystems Holdings Inc, Cl A *	22,635	864
SPX Technologies Inc *	999	167
Standex International Corp	622	97
Stanley Black & Decker Inc	1,349	91
Steelcase Inc, Cl A	2,620	27
Sterling Infrastructure Inc *	626	144
Sunrun Inc *	1,979	16
Tennant Co	639	49
Terex Corp	341	16
Tetra Tech Inc	2,820	101
Timken Co/The	204	15
Toro Co/The	1,175	83
Trane Technologies PLC	1,779	778
TransUnion	135	12
Trex Co Inc *	1,134	62
TriNet Group Inc	877	64
Trinity Industries Inc	511	14
TrueBlue Inc *	6,393	41
TTEC Holdings Inc *	202	1

10	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Uber Technologies Inc *	12,670	$1,182
UFP Industries Inc	196	19
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	14
UniFirst Corp/MA	235	44
Union Pacific Corp	7,120	1,638
United Airlines Holdings Inc *	289	23
United Parcel Service Inc, Cl B	2,422	244
United Rentals Inc	1,306	984
Upwork Inc *	3,753	50
Valmont Industries Inc	76	25
Veralto Corp	1,397	141
Verisk Analytics Inc, Cl A	1,729	539
Vertiv Holdings Co, Cl A	1,255	161
Vestis Corp	130	1
Vicor Corp *	1,620	73
Wabash National Corp	3,217	34
Waste Management Inc	6,467	1,480
Watsco Inc	52	23
Watts Water Technologies Inc, Cl A	507	125
WESCO International Inc	2,518	466
Westinghouse Air Brake Technologies Corp	465	97
WillScot Holdings Corp, Cl A *	590	16
WNS Holdings Ltd *	1,766	112
Worthington Enterprises Inc	223	14
WW Grainger Inc	1,310	1,363
Xylem Inc/NY	8,239	1,066
Zurn Elkay Water Solutions Corp	1,629	60

		49,872
Information Technology — 31.4%
8x8 Inc *	2,725	5
Accenture PLC, Cl A	8,189	2,448
ACI Worldwide Inc *	1,373	63
Adeia Inc	2,351	33
Adobe Inc *	4,882	1,889
ADTRAN Holdings Inc *	979	9
Advanced Energy Industries Inc	725	96
Advanced Micro Devices Inc *	17,571	2,493
Agilysys Inc *	323	37
Akamai Technologies Inc *	6,014	480
Alarm.com Holdings Inc *	1,192	67
Allegro MicroSystems Inc *	4,049	138
Ambarella Inc *	160	11
Amdocs Ltd	3,632	331
Amkor Technology Inc	3,864	81
Amphenol Corp, Cl A	5,495	543
Analog Devices Inc	2,426	577
ANSYS Inc *	683	240
Appian Corp, Cl A *	1,246	37
Apple Inc	128,577	26,380
Applied Materials Inc	10,943	2,003
AppLovin Corp, Cl A *	989	346
Arista Networks Inc *	5,405	553

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arlo Technologies Inc *	7,542	$128
Arrow Electronics Inc *	1,149	146
Asana Inc, Cl A *	3,091	42
ASGN Inc *	146	7
Atlassian Corp, Cl A *	76	15
Autodesk Inc *	3,559	1,102
Avnet Inc	325	17
Axcelis Technologies Inc *	951	66
Badger Meter Inc	484	119
Belden Inc	155	18
Benchmark Electronics Inc	1,447	56
Bentley Systems Inc, Cl B	1,422	77
BigCommerce Holdings Inc *	3,803	19
BILL Holdings Inc *	185	9
Blackbaud Inc *	629	40
BlackLine Inc *	185	11
Box Inc, Cl A *	539	18
Broadcom Inc	42,924	11,832
Cadence Design Systems Inc *	3,902	1,202
Calix Inc *	2,742	146
CDW Corp/DE	806	144
Cerence Inc *	493	5
Ciena Corp *	1,223	100
Cirrus Logic Inc *	640	67
Cisco Systems Inc	52,054	3,612
Cloudflare Inc, Cl A *	985	193
Cognex Corp	203	6
Cognizant Technology Solutions Corp, Cl A	8,315	649
Coherent Corp *	265	24
Cohu Inc *	3,416	66
CommScope Holding Co Inc *	18,091	150
CommVault Systems Inc *	219	38
Confluent Inc, Cl A *	4,206	105
Consensus Cloud Solutions Inc *	180	4
Corning Inc	6,104	321
Crane NXT Co	135	7
Crowdstrike Holdings Inc, Cl A *	1,122	571
CTS Corp	301	13
Datadog Inc, Cl A *	1,589	213
Dell Technologies Inc, Cl C	968	119
DocuSign Inc, Cl A *	1,618	126
Dolby Laboratories Inc, Cl A	731	54
Domo Inc, Cl B *	297	4
Dropbox Inc, Cl A *	2,914	83
Dynatrace Inc *	465	26
E2open Parent Holdings Inc *	20,021	65
Elastic NV *	183	15
Enphase Energy Inc *	60	2
Extreme Networks Inc *	4,187	75
F5 Inc *	578	170
Fabrinet *	448	132
Fair Isaac Corp *	16	29
Fastly Inc, Cl A *	905	6

New Covenant Funds	11

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First Solar Inc *	1,385	$229
Five9 Inc *	93	3
Flex Ltd *	2,086	104
FormFactor Inc *	353	12
Fortinet Inc *	5,251	555
Gartner Inc *	224	91
Gen Digital Inc	4,737	139
GLOBALFOUNDRIES Inc *	1,732	66
Globant SA *	271	25
GoDaddy Inc, Cl A *	1,102	198
Guidewire Software Inc *	894	211
Hackett Group Inc/The	3,129	80
HubSpot Inc *	322	179
Ichor Holdings Ltd *	2,906	57
Informatica Inc, Cl A *	5,178	126
Insight Enterprises Inc *	132	18
Intel Corp	43,413	972
InterDigital Inc	626	140
International Business Machines Corp	11,006	3,244
Intuit Inc	3,419	2,693
IonQ Inc *	2,889	124
IPG Photonics Corp *	558	38
Itron Inc *	588	77
Jabil Inc	665	145
Juniper Networks Inc	7,826	313
Keysight Technologies Inc *	5,247	860
Kimball Electronics Inc *	2,142	41
KLA Corp	1,488	1,333
Knowles Corp *	2,314	41
Kulicke & Soffa Industries Inc	764	26
Kyndryl Holdings Inc *	2,624	110
Lam Research Corp	21,190	2,063
Lattice Semiconductor Corp *	369	18
Littelfuse Inc	60	14
Lumentum Holdings Inc *	660	63
Manhattan Associates Inc *	522	103
MARA Holdings Inc *	3,468	54
Marvell Technology Inc	7,143	553
Methode Electronics Inc	14,933	142
Microchip Technology Inc	1,268	89
Micron Technology Inc	9,194	1,133
Microsoft Corp	67,883	33,766
MicroStrategy Inc, Cl A *	998	403
MKS Instruments Inc	103	10
MongoDB Inc, Cl A *	574	121
Monolithic Power Systems Inc	64	47
N-able Inc/US *	317	3
nCino Inc *	3,450	97
NCR Voyix Corp *	334	4
NetApp Inc	1,006	107
NETGEAR Inc *	3,441	100
NetScout Systems Inc *	2,073	51
Novanta Inc *	98	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nutanix Inc, Cl A *	359	$27
NVIDIA Corp	214,349	33,865
Okta Inc, Cl A *	812	81
ON Semiconductor Corp *	1,757	92
OneSpan Inc *	6,246	104
Oracle Corp	17,480	3,822
OSI Systems Inc *	497	112
PagerDuty Inc *	1,821	28
Palantir Technologies Inc, Cl A *	15,660	2,135
Palo Alto Networks Inc *	7,672	1,570
Pegasystems Inc	300	16
Plexus Corp *	589	80
Power Integrations Inc	196	11
Procore Technologies Inc *	1,013	69
Progress Software Corp	1,206	77
PROS Holdings Inc *	818	13
PTC Inc *	677	117
Pure Storage Inc, Cl A *	685	39
Qorvo Inc *	100	9
QUALCOMM Inc	13,054	2,079
Qualys Inc *	591	84
Rambus Inc *	1,806	116
Rapid7 Inc *	393	9
RingCentral Inc, Cl A *	699	20
Riot Platforms Inc *	3,379	38
Rogers Corp *	392	27
Roper Technologies Inc	193	109
Salesforce Inc	10,663	2,908
SANDISK CORP *	808	37
Sanmina Corp *	189	19
ScanSource Inc *	1,292	54
Semtech Corp *	1,000	45
ServiceNow Inc *	2,243	2,306
Silicon Laboratories Inc *	437	64
Skyworks Solutions Inc	308	23
Snowflake Inc, Cl A *	3,330	745
SPS Commerce Inc *	152	21
Super Micro Computer Inc *	1,220	60
Synaptics Inc *	142	9
Synopsys Inc *	1,235	633
TD SYNNEX Corp	387	53
Teledyne Technologies Inc *	31	16
Teradata Corp *	2,108	47
Teradyne Inc	945	85
Texas Instruments Inc	5,528	1,148
Trimble Inc *	2,035	155
TTM Technologies Inc *	3,386	138
Tucows Inc, Cl A *	170	3
Turtle Beach Corp *	6,220	86
Twilio Inc, Cl A *	1,420	177
Tyler Technologies Inc *	177	105
Ubiquiti Inc	48	20
UiPath Inc, Cl A *	4,174	53

12	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Unisys Corp *	689	$3
Unity Software Inc *	2,638	64
Universal Display Corp	1,235	191
Varonis Systems Inc, Cl B *	327	17
Verint Systems Inc *	947	19
VeriSign Inc *	494	143
ViaSat Inc *	693	10
Viavi Solutions Inc *	3,355	34
Western Digital Corp *	2,423	155
Workday Inc, Cl A *	2,079	499
Workiva Inc, Cl A *	1,224	84
Xerox Holdings Corp	4,697	25
Xperi Inc *	940	7
Zebra Technologies Corp, Cl A *	438	135
Zoom Video Communications Inc, Cl A *	2,001	156
Zscaler Inc *	491	154

		167,783
Materials — 2.4%
AdvanSix Inc	1,143	27
Air Products and Chemicals Inc	505	142
Albemarle Corp	752	47
Alcoa Corp	4,188	124
Amcor PLC	16,928	156
AptarGroup Inc	1,944	304
Ardagh Metal Packaging SA	35,612	152
Ashland Inc	152	8
Avery Dennison Corp	88	15
Avient Corp	1,216	39
Axalta Coating Systems Ltd *	3,085	92
Balchem Corp *	107	17
Ball Corp	13,648	766
Cabot Corp	238	18
Carpenter Technology Corp	497	137
Celanese Corp, Cl A	93	5
CF Industries Holdings Inc	1,865	172
Chemours Co/The	2,832	32
Cleveland-Cliffs Inc *	6,197	47
Coeur Mining Inc *	6,945	62
Commercial Metals Co	1,211	59
Compass Minerals International Inc *	851	17
Constellium SE, Cl A *	4,520	60
Corteva Inc	885	66
CRH PLC	1,464	134
Crown Holdings Inc	9,429	971
Dow Inc	6,392	169
DuPont de Nemours Inc	1,359	93
Eagle Materials Inc	126	26
Eastman Chemical Co	1,175	88
Ecolab Inc	1,333	359
Element Solutions Inc	3,720	84
FMC Corp	2,400	100
Freeport-McMoRan Inc	26,012	1,128
Graphic Packaging Holding Co	681	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Greif Inc, Cl A	1,122	$73
HB Fuller Co	158	10
Huntsman Corp	475	5
Ingevity Corp *	563	24
Innospec Inc *	499	42
International Flavors & Fragrances Inc	2,307	170
International Paper Co	360	17
Knife River Corp *	96	8
Linde PLC	6,564	3,080
Louisiana-Pacific Corp	1,155	99
LyondellBasell Industries NV, Cl A	2,182	126
Martin Marietta Materials Inc	397	218
Metallus Inc *	5,421	84
Minerals Technologies Inc	182	10
Mosaic Co/The	3,590	131
Newmont Corp	17,630	1,027
Novagold Resources Inc *	1,266	5
Nucor Corp	864	112
O-I Glass Inc, Cl I *	9,926	146
Packaging Corp of America	101	19
PPG Industries Inc	2,274	259
Quaker Chemical Corp	55	6
Radius Recycling Inc, Cl A	1,418	42
Reliance Inc	412	129
Royal Gold Inc	512	91
Scotts Miracle-Gro Co/The	163	11
Sealed Air Corp	293	9
Sensient Technologies Corp	161	16
Sherwin-Williams Co/The	850	292
Smurfit WestRock PLC	336	15
Sonoco Products Co	185	8
Southern Copper Corp	281	28
Steel Dynamics Inc	2,156	276
Stepan Co	138	8
Sylvamo Corp	32	2
TriMas Corp	1,583	45
Tronox Holdings PLC	4,385	22
United States Lime & Minerals Inc	490	49
Vulcan Materials Co	407	106
Warrior Met Coal Inc	969	44
Westlake Corp	137	10
Worthington Steel Inc	223	7

		12,611
Real Estate — 2.2%
Acadia Realty Trust ‡	1,946	36
Agree Realty Corp ‡	736	54
Alexander & Baldwin Inc ‡	2,342	42
Alexandria Real Estate Equities Inc ‡	846	61
American Homes 4 Rent, Cl A ‡	375	13
American Tower Corp, Cl A ‡	2,377	525
Anywhere Real Estate Inc *	4,621	17
Apartment Investment and Management Co, Cl A *‡	1,711	15

New Covenant Funds	13

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apple Hospitality REIT Inc ‡	718	$8
AvalonBay Communities Inc ‡	3,261	664
Brandywine Realty Trust ‡	14,492	62
Brixmor Property Group Inc ‡	4,703	122
BXP Inc ‡	1,468	99
Camden Property Trust ‡	125	14
CareTrust REIT Inc ‡	2,438	75
CBRE Group Inc, Cl A *	11,081	1,553
Community Healthcare Trust Inc ‡	1,136	19
COPT Defense Properties ‡	3,986	110
CoStar Group Inc *	1,627	131
Cousins Properties Inc ‡	289	9
Crown Castle Inc ‡	4,174	429
CubeSmart ‡	377	16
Curbline Properties Corp *‡	1,866	43
Cushman & Wakefield PLC *	2,593	29
DiamondRock Hospitality Co ‡	4,575	35
Digital Realty Trust Inc ‡	640	112
Douglas Emmett Inc ‡	448	7
EastGroup Properties Inc ‡	306	51
Elme Communities ‡	1,705	27
Empire State Realty Trust Inc, Cl A ‡	5,592	45
EPR Properties ‡	735	43
Equinix Inc ‡	343	273
Equity LifeStyle Properties Inc ‡	167	10
Equity Residential ‡	3,485	235
Essential Properties Realty Trust Inc ‡	2,028	65
Essex Property Trust Inc ‡	454	129
Extra Space Storage Inc ‡	634	93
Federal Realty Investment Trust ‡	114	11
First Industrial Realty Trust Inc ‡	263	13
Four Corners Property Trust Inc ‡	1,848	50
Gaming and Leisure Properties Inc ‡	283	13
Healthcare Realty Trust Inc, Cl A ‡	392	6
Healthpeak Properties Inc ‡	5,007	88
Highwoods Properties Inc ‡	247	8
Host Hotels & Resorts Inc ‡	5,040	77
Howard Hughes Holdings Inc *	795	54
Hudson Pacific Properties Inc ‡	2,475	7
Innovative Industrial Properties Inc, Cl A ‡	59	3
Invitation Homes Inc ‡	1,509	49
Iron Mountain Inc ‡	1,014	104
JBG SMITH Properties ‡	2,065	36
Jones Lang LaSalle Inc *	1,270	325
Kilroy Realty Corp ‡	2,593	89
Kimco Realty Corp ‡	7,790	164
Kite Realty Group Trust ‡	3,286	74
Lamar Advertising Co, Cl A ‡	1,059	128
LTC Properties Inc ‡	1,142	39
LXP Industrial Trust ‡	966	8
Macerich Co/The ‡	5,508	89
Marcus & Millichap Inc	1,380	42
Medical Properties Trust Inc ‡	2,513	11
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mid-America Apartment Communities Inc ‡	318	$47
Millrose Properties *	61	2
NET Lease Office Properties *‡	10	—
Newmark Group Inc, Cl A	3,753	46
Omega Healthcare Investors Inc ‡	1,229	45
Outfront Media Inc ‡	1,942	32
Paramount Group Inc ‡	5,922	36
Park Hotels & Resorts Inc ‡	1,996	20
Pebblebrook Hotel Trust ‡	1,899	19
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	17
PotlatchDeltic Corp ‡	231	9
Prologis Inc ‡	13,727	1,443
Public Storage ‡	384	113
Rayonier Inc ‡	1,664	37
RE/MAX Holdings Inc, Cl A *	1,292	11
Realty Income Corp ‡	2,112	122
Redfin Corp *	458	5
Regency Centers Corp ‡	16,124	1,148
Rexford Industrial Realty Inc ‡	241	9
RLJ Lodging Trust ‡	2,849	21
RMR Group Inc/The, Cl A	1,095	18
Ryman Hospitality Properties Inc ‡	577	57
Safehold Inc ‡	968	15
SBA Communications Corp, Cl A ‡	684	161
Seaport Entertainment Group Inc *	88	2
Service Properties Trust ‡	483	1
Simon Property Group Inc ‡	698	112
SITE Centers Corp *‡	933	10
SL Green Realty Corp ‡	2,468	153
St Joe Co/The	460	22
STAG Industrial Inc ‡	359	13
Summit Hotel Properties Inc ‡	4,173	21
Sun Communities Inc ‡	272	34
Tanger Inc ‡	647	20
UDR Inc ‡	250	10
Uniti Group Inc ‡	1,247	5
Urban Edge Properties ‡	2,679	50
Ventas Inc ‡	2,183	138
VICI Properties Inc, Cl A ‡	3,317	108
Vornado Realty Trust *‡	2,903	111
Welltower Inc ‡	2,514	386
Weyerhaeuser Co ‡	17,005	437
WP Carey Inc ‡	149	9
Xenia Hotels & Resorts Inc ‡	2,347	29
Zillow Group Inc, Cl A *	1,490	102
Zillow Group Inc, Cl C *	1,112	78

		12,043
Utilities — 2.0%
AES Corp/The	5,282	56
ALLETE Inc	620	40
Alliant Energy Corp	213	13
Ameren Corp	141	14
American Electric Power Co Inc	5,930	615

14	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American States Water Co	580	$44
American Water Works Co Inc	2,717	378
Atmos Energy Corp	461	71
BROOKFIELD INFRASTRUCTURE-A *	1,827	76
California Water Service Group	1,995	91
CenterPoint Energy Inc	434	16
Clearway Energy Inc, Cl C	456	15
CMS Energy Corp	16,721	1,158
Consolidated Edison Inc	1,130	113
Constellation Energy Corp	1,299	419
Dominion Energy Inc	2,121	120
DTE Energy Co	876	116
Duke Energy Corp	11,833	1,396
Edison International	3,288	170
Entergy Corp	4,552	378
Essential Utilities Inc	331	12
Evergy Inc	180	12
Eversource Energy	10,983	699
Exelon Corp	11,090	482
FirstEnergy Corp	1,531	62
Hawaiian Electric Industries Inc *	249	3
IDACORP Inc, Cl Rights	108	12
MDU Resources Group Inc	386	6
MGE Energy Inc	631	56
National Fuel Gas Co	223	19
New Jersey Resources Corp	1,111	50
NextEra Energy Inc	26,367	1,830
NiSource Inc	419	17
Northwest Natural Holding Co	699	28
NRG Energy Inc	323	52
OGE Energy Corp	261	12
Oklo Inc, Cl A *	1,871	105
Ormat Technologies Inc	644	54
PG&E Corp	692	10
Pinnacle West Capital Corp	1,420	127
Portland General Electric Co	894	36
PPL Corp	2,577	87
Public Service Enterprise Group Inc	210	18
Sempra	1,258	95
SJW Group	716	37
Southern Co/The	5,384	494
TXNM Energy Inc	975	55
UGI Corp	253	9
Vistra Corp	3,895	755
WEC Energy Group Inc	1,179	123
Xcel Energy Inc	1,637	111

		10,767
Total Common Stock
(Cost $206,514) ($ Thousands)		527,698
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	5,912,512	5,913
Total Cash Equivalent
(Cost $5,913) ($ Thousands)		5,913
Total Investments in Securities — 99.8%
(Cost $212,427) ($ Thousands)		$533,611

New Covenant Funds	15

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	9	Sep-2025	$964	$986	$22
S&P 500 Index E-MINI	17	Sep-2025	5,176	5,316	140
			$6,140	$6,302	$162

Percentages are based on Net Assets of $534,560 ($ Thousands).

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security (see Note 3).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of June 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	527,698		–	–	527,698
Rights	–	^	–	–	–^
Cash Equivalent	5,913		–	–	5,913
Total Investments in Securities	533,611		–	–	533,611

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	162	–	–	162
Total Other Financial Instruments	162	–	–	162

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	This category includes securities with a value of $—.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,631	$46,375	$(44,093)	$—	$—	$5,913	$207	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

16	New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 45.1%
Agency Mortgage-Backed Obligations — 37.1%
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.955%, SOFR30A + 1.650%, 12/25/2041(A)(B)	$440	$443
FHLMC
6.758%, US0012M + 1.625%, 10/01/2046(B)	316	325
6.748%, US0012M + 1.598%, 06/01/2047(B)	204	210
6.500%, 12/01/2035	209	216
6.000%, 03/01/2035	404	419
5.500%, 12/01/2036 to 09/01/2053	1,467	1,479
5.000%, 11/01/2035 to 05/01/2054	1,713	1,704
4.500%, 06/01/2038 to 01/01/2053	3,237	3,156
4.000%, 07/01/2037 to 02/01/2053	3,672	3,466
3.500%, 11/01/2042 to 11/01/2052	2,900	2,646
3.000%, 11/01/2043 to 06/01/2052	4,871	4,285
2.500%, 08/01/2030 to 05/01/2052	9,863	8,403
2.000%, 10/01/2040 to 04/01/2052	4,221	3,410
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.633%, 02/25/2035(B)	2,270	223
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.044%, 09/25/2030(B)	13,527	546
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.817%, 09/25/2027(B)	7,759	105
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.626%, 10/25/2031(B)	6,484	175
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.805%, SOFR30A + 1.500%, 10/25/2041(A)(B)	211	212
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.605%, SOFR30A + 1.300%, 02/25/2042(A)(B)	28	28
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	138	124
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	26	22
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	386	92
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	272
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	855	108
FHLMC, Ser 2024-5473, Cl BF
5.605%, SOFR30A + 1.300%, 11/25/2054(B)	457	457
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
7.000%, 11/01/2037 to 11/01/2038	$11	$11
6.634%, US0012M + 1.700%, 03/01/2036(B)	16	16
6.518%, 01/01/2036(B)	18	18
6.500%, 01/01/2038	18	19
5.500%, 02/01/2035 to 11/01/2053	3,166	3,189
5.000%, 11/01/2025 to 06/01/2054	5,210	5,178
4.500%, 02/01/2035 to 08/01/2058	6,256	6,068
4.000%, 09/01/2038 to 06/01/2057	6,027	5,740
3.500%, 02/01/2036 to 03/01/2057	7,279	6,739
3.000%, 07/01/2035 to 05/01/2052	7,960	7,045
2.500%, 03/01/2035 to 09/01/2061	12,483	10,673
2.000%, 07/01/2031 to 04/01/2052	5,538	4,569
FNMA TBA
5.500%, 07/01/2037	575	575
5.000%, 07/15/2055	1,950	1,911
4.500%, 07/01/2037	2,075	1,984
4.000%, 07/15/2055	4,150	3,858
3.500%, 07/15/2055	4,350	3,918
3.000%, 07/15/2055	2,800	2,422
2.500%, 07/15/2055	1,475	1,223
2.000%, 07/15/2055	7,425	5,875
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	215	217
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	64	66
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	111	101
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	133	117
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	56	52
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	111	66
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	158
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	83	72
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	853	110
GNMA
5.500%, 02/20/2037 to 05/20/2053	965	973
5.000%, 12/20/2038 to 08/20/2053	958	956
4.600%, 09/15/2034	672	670
4.500%, 05/20/2040 to 11/20/2054	2,943	2,849
4.000%, 01/15/2041 to 11/20/2054	2,324	2,183
3.500%, 06/20/2044 to 06/20/2052	2,353	2,152
3.000%, 03/20/2052	82	72
2.500%, 01/20/2051 to 09/20/2051	2,685	2,283
2.000%, 02/20/2052	1,056	860
GNMA TBA
5.500%, 07/01/2033	325	325

New Covenant Funds	17

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 07/01/2039	$1,900	$1,866
4.500%, 07/15/2039	875	837
4.000%, 07/01/2039	200	186
3.500%, 08/20/2055	100	90
3.000%, 07/15/2055	400	354
2.500%, 07/15/2055	2,525	2,148
GNMA, Ser 108, Cl IO, IO
0.970%, 06/16/2061(B)	3,161	221
GNMA, Ser 113, Cl IO, IO
1.164%, 02/16/2058(B)	3,817	180
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,773	188
GNMA, Ser 2012-34, Cl SA, IO
1.618%, 03/20/2042(B)	13	1
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	36	34
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	181	149
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	166	138
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	144	119
		124,350

Non-Agency Mortgage-Backed Obligations — 8.0%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl A
5.492%, US0001M + 0.880%, 09/15/2034(A)(B)	130	129
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(A)(C)	717	718
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	410	358
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(B)	450	438
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	416
BBCMS Mortgage Trust 2024-5C29, Ser 5C29, Cl A3
5.208%, 09/15/2057	854	871
BBCMS Mortgage Trust, Ser 5C25, Cl A3
5.946%, 03/15/2057	759	792
Benchmark 2024-V6 Mortgage Trust, Ser V6, Cl A3
5.926%, 03/15/2057	819	854
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	562
BRAVO Residential Funding Trust, Ser 2021- NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	13	12
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2022- NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	$255	$254
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.126%, US0001M + 0.700%, 09/15/2036(A)(B)	615	613
BX Commercial Mortgage Trust, Ser XL4, Cl A
5.754%, TSFR1M + 1.442%, 02/15/2039(A)(B)	786	787
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(A)	534	541
BX Trust, Ser VLT4, Cl B
6.253%, TSFR1M + 1.941%, 07/15/2029(A)(B)	250	250
BX Trust, Ser VLT6, Cl A
5.755%, TSFR1M + 1.443%, 03/15/2042(A)(B)	518	518
Chase Home Lending Mortgage Trust 2025- 5, Ser 2025-5, Cl A4A
5.500%, 04/25/2056(A)(B)	510	512
Chase Home Lending Mortgage Trust, Ser 2024-8, Cl A6A
5.500%, 08/25/2055(A)(B)	360	359
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/2042(A)(B)	450	458
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	247	245
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(A)(C)	66	62
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	468	467
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	121	106
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	718	607
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	77	68
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	312	284
DC Commercial Mortgage Trust, Ser 2023- DC, Cl A
6.314%, 09/12/2040(A)	410	428
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	215	197
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	236	197

18	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	$79	$68
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028(B)	327	319
GS Mortgage Securities Trust, Ser 2014- GC24, Cl A5
3.931%, 09/10/2047	3	3
GS Mortgage Securities Trust, Ser GC45, Cl A5
2.911%, 02/13/2053	889	825
GS Mortgage-Backed Securities Trust 2025- PJ4, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(B)	481	483
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	91	89
HILT COMMERCIAL MORTGAGE TRUST, Ser ORL, Cl A
5.853%, TSFR1M + 1.541%, 05/15/2037(A)(B)	400	400
Homes Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(A)(C)	429	431
JP Morgan Mortgage Trust, Ser 2025- 5MPR, Cl A1B
5.592%, 11/25/2055(A)(C)	479	481
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.949%, 09/06/2038(A)(B)	510	493
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	71	70
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	288	290
JPMorgan Mortgage Trust, Ser 2025-1, Cl A4A
5.500%, 06/25/2055(A)(B)	500	502
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	107	104
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1, Ser 5C1, Cl A3
5.635%, 03/15/2058	828	860
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	462	461
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	251	248
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	$399	$391
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	447	448
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	205
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	168	162
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	168	162
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	58	55
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	74	64
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	48	42
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(A)(C)	285	286
NYC Trust, Ser 3ELV, Cl A
6.303%, TSFR1M + 1.991%, 08/15/2029(A)(B)	475	478
NYO Commercial Mortgage Trust, Ser 1290, Cl A
5.521%, TSFR1M + 1.209%, 11/15/2038(A)(B)	345	344
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	168	141
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	203	168
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	111	91
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	186	158
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	279	249
OBX Trust, Ser 2024-NQM1, Cl A2
5.700%, 12/25/2064(A)(C)	551	553
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(A)(C)	195	196
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	157	130
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	113	100
PRPM 2023-RCF2, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(A)(C)	552	542

New Covenant Funds	19

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	$85	$87
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	170	164
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	312	301
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	322	324
Sequoia Mortgage Trust, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	364	367
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	545	547
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	321	297
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(A)	510	447
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.334%, US0001M + 1.900%, 05/25/2058(A)(B)	100	101
TRTX, Ser 2025-FL6, Cl A
5.851%, TSFR1M + 1.537%, 09/18/2042(A)(B)	513	513
UBS Commercial Mortgage Trust, Ser C16, Cl ASB
3.460%, 04/15/2052	216	212
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	180	176

		26,811
Total Mortgage-Backed Securities
(Cost $157,189) ($ Thousands)		151,161

U.S. TREASURY OBLIGATIONS — 23.1%
U.S. Treasury Bonds
4.750%, 05/15/2055	105	105
4.625%, 05/15/2044	307	301
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2035	1,885	1,918
0.125%, 01/15/2030	978	922
U.S. Treasury Notes
4.375%, 11/30/2028	1,889	1,928
4.250%, 11/15/2034	4,246	4,260
4.250%, 05/15/2035	3,329	3,335
4.125%, 11/15/2027	792	799
4.125%, 11/30/2029	8,554	8,680
4.000%, 07/31/2029	6,495	6,556
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 02/28/2030	$3,473	$3,507
4.000%, 05/31/2030	809	817
4.000%, 06/30/2032	5,430	5,434
4.000%, 02/15/2034	682	675
3.875%, 06/15/2028	5,710	5,739
3.875%, 06/30/2030	28,342	28,446
3.875%, 08/15/2034	2,043	1,995
3.750%, 06/30/2027	2,185	2,186

Total U.S. Treasury Obligations
(Cost $77,092) ($ Thousands)		77,603

CORPORATE OBLIGATIONS — 20.6%
Communication Services — 1.1%
AT&T
4.250%, 03/01/2027	150	150
2.550%, 12/01/2033	472	395
2.300%, 06/01/2027	120	116
Charter Communications Operating
5.050%, 03/30/2029	220	222
4.400%, 04/01/2033	510	480
3.750%, 02/15/2028	200	196
Discovery Communications
4.125%, 05/15/2029	200	172
T-Mobile USA
5.125%, 05/15/2032	150	153
3.750%, 04/15/2027	20	20
3.500%, 04/15/2031	180	169
3.375%, 04/15/2029	219	211
2.550%, 02/15/2031	204	182
2.050%, 02/15/2028	20	19
Verizon Communications
2.550%, 03/21/2031	664	595
2.355%, 03/15/2032	546	471
Warnermedia Holdings
4.279%, 03/15/2032	291	216
4.054%, 03/15/2029	60	49
		3,816

Consumer Discretionary — 2.1%
Amazon.com
3.450%, 04/13/2029	160	157
3.300%, 04/13/2027	140	139
3.150%, 08/22/2027	470	462
1.200%, 06/03/2027	20	19
Aptiv Swiss Holdings
3.250%, 03/01/2032	639	572
Ashtead Capital
5.800%, 04/15/2034 (A)	700	716
AutoZone
5.125%, 06/15/2030	170	174

20	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ferguson Finance
4.500%, 10/24/2028 (A)	$459	$458
3.250%, 06/02/2030 (A)	851	802
Home Depot
3.900%, 12/06/2028	10	10
2.875%, 04/15/2027	170	167
2.500%, 04/15/2027	450	438
Honda Motor
2.534%, 03/10/2027	632	613
Hyatt Hotels
5.050%, 03/30/2028	255	258
LKQ
5.750%, 06/15/2028	682	703
Mars
4.800%, 03/01/2030 (A)	395	400
McDonald's
4.950%, 03/03/2035	115	115
McDonald's MTN
3.800%, 04/01/2028	280	277
3.700%, 01/30/2026	10	10
3.500%, 07/01/2027	10	10
1.450%, 09/01/2025	10	10
Starbucks
4.800%, 05/15/2030	420	425
		6,935

Consumer Staples — 0.3%
Kenvue
5.350%, 03/22/2026	150	151
Kroger
7.700%, 06/01/2029	565	628
Walmart
1.800%, 09/22/2031	160	139
		918

Energy — 0.7%
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	250	262
Energy Transfer
4.950%, 06/15/2028	10	10
3.750%, 05/15/2030	220	211
Occidental Petroleum
5.558%, 10/10/2036 (D)	1,346	744
Oncor Electric Delivery
4.150%, 06/01/2032	300	290
Schlumberger Holdings
3.900%, 05/17/2028 (A)	456	451
Williams
3.750%, 06/15/2027	390	386
		2,354
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 7.7%
American Express
5.016%, SOFRRATE + 1.440%, 04/25/2031 (B)	$520	$531
Aviation Capital Group
1.950%, 01/30/2026 (A)	567	558
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (B)	584	608
3.419%, US0003M + 1.040%, 12/20/2028 (B)	234	229
2.687%, SOFRRATE + 1.320%, 04/22/2032 (B)	190	170
2.651%, SOFRRATE + 1.220%, 03/11/2032 (B)	90	81
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	380	347
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	971	944
Bank of America MTN
4.250%, 10/22/2026	10	10
3.974%, US0003M + 1.210%, 02/07/2030 (B)	80	79
3.593%, US0003M + 1.370%, 07/21/2028 (B)	210	207
3.500%, 04/19/2026	130	129
Bank of New York Mellon
4.729%, SOFRRATE + 1.135%, 04/20/2029 (B)	235	238
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	887	938
Blackstone Holdings Finance
1.600%, 03/30/2031 (A)	590	504
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	446	504
7.149%, SOFRRATE + 2.440%, 10/29/2027 (B)	189	195
5.700%, SOFRRATE + 1.905%, 02/01/2030 (B)	322	333
4.927%, SOFRRATE + 2.057%, 05/10/2028 (B)	30	30
CBRE Services
4.800%, 06/15/2030	182	183
Citigroup
5.500%, 09/13/2025	330	330
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	140	141
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	776	772
4.450%, 09/29/2027	90	90
4.300%, 11/20/2026	40	40

New Covenant Funds	21

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	$250	$234
3.668%, US0003M + 1.390%, 07/24/2028 (B)	340	335
3.200%, 10/21/2026	287	283
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	110	96
Global Atlantic Finance
3.125%, 06/15/2031 (A)	1,026	911
Goldman Sachs Group
5.536%, SOFRRATE + 1.380%, 01/28/2036 (B)	35	36
4.250%, 10/21/2025	140	140
4.223%, US0003M + 1.301%, 05/01/2029 (B)	650	646
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	30	30
3.500%, 11/16/2026	90	89
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	110	97
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (B)	539	573
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	55	58
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	100	102
4.915%, SOFRRATE + 0.800%, 01/24/2029 (B)	240	243
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	998	1,002
4.452%, US0003M + 1.330%, 12/05/2029 (B)	200	200
4.203%, US0003M + 1.260%, 07/23/2029 (B)	773	770
4.005%, US0003M + 1.120%, 04/23/2029 (B)	100	99
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	110	97
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	190	174
KKR Group Finance VI
3.750%, 07/01/2029 (A)	1,149	1,116
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (B)	865	898
Macquarie Airfinance Holdings
5.200%, 03/27/2028 (A)	358	362
Moody's
2.000%, 08/19/2031	1,000	868
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	230	235
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	$1,261	$1,276
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (B)	150	148
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	475	456
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	200	184
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	45	38
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (A)	682	699
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	834	932
SBA Tower Trust
4.831%, 10/15/2029 (A)	445	445
2.593%, 10/15/2031 (A)	996	869
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	520	531
UBS Group
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	575	502
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	100	104
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	60	58
Volkswagen Group of America Finance
5.800%, 03/27/2035 (A)	90	90
5.650%, 03/25/2032 (A)	230	234
Wells Fargo
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	20	20
3.000%, 10/23/2026	190	187
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	20	21
4.540%, SOFRRATE + 1.560%, 08/15/2026 (B)	300	300
4.478%, SOFRRATE + 4.032%, 04/04/2031 (B)	220	219
4.300%, 07/22/2027	200	200
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	100	93
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	290	279
		25,770

22	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 2.0%
AbbVie
4.800%, 03/15/2027	$110	$111
4.800%, 03/15/2029	180	184
3.200%, 11/21/2029	150	143
2.950%, 11/21/2026	20	20
Bristol-Myers Squibb
5.100%, 02/22/2031	50	52
4.950%, 02/20/2026	130	130
3.400%, 07/26/2029	16	16
3.200%, 06/15/2026	79	78
Centene
2.500%, 03/01/2031	380	327
Cigna Group
4.375%, 10/15/2028	420	420
1.250%, 03/15/2026	302	296
CVS Health
5.700%, 06/01/2034	250	258
5.050%, 03/25/2048	60	52
4.300%, 03/25/2028	164	163
3.875%, 07/20/2025	95	95
2.125%, 09/15/2031	150	128
1.875%, 02/28/2031	20	17
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	818	857
5.773%, 01/10/2033 (A)	274	277
Elevance Health
4.100%, 05/15/2032	80	77
2.550%, 03/15/2031	1,023	918
Eli Lilly
4.500%, 02/09/2029	200	203
Humana
5.750%, 12/01/2028	200	208
3.700%, 03/23/2029	160	155
2.150%, 02/03/2032	30	25
Merck
1.900%, 12/10/2028	430	401
1.450%, 06/24/2030	50	44
Pfizer
2.625%, 04/01/2030	100	93
1.700%, 05/28/2030	50	44
Stryker
4.700%, 02/10/2028	420	426
UnitedHealth Group
5.150%, 07/15/2034	210	212
4.000%, 05/15/2029	200	197
3.875%, 12/15/2028	30	29
2.300%, 05/15/2031	20	18
2.000%, 05/15/2030	30	27
1.250%, 01/15/2026	20	20
		6,721
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 2.2%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	$1,226	$1,168
2.450%, 10/29/2026	190	185
Air Lease
5.300%, 02/01/2028	90	92
3.375%, 07/01/2025	100	100
Carrier Global
2.722%, 02/15/2030	625	581
CRH America Finance
5.500%, 01/09/2035	689	706
Cummins
5.150%, 02/20/2034	840	857
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	385	378
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	486
John Deere Capital MTN
3.350%, 04/18/2029	934	907
Paychex
5.100%, 04/15/2030	510	522
Ryder System MTN
5.250%, 06/01/2028	609	625
3.350%, 09/01/2025	197	196
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (A)	205	208
Waste Connections
5.000%, 03/01/2034	260	263
		7,274

Information Technology — 0.7%
Apple
2.450%, 08/04/2026	70	69
Dell International
5.000%, 04/01/2030	170	173
4.750%, 04/01/2028	255	258
Foundry JV Holdco
5.500%, 01/25/2031 (A)	335	343
Intel
2.000%, 08/12/2031	305	262
NXP BV
5.000%, 01/15/2033	916	913
Oracle
4.800%, 08/03/2028	225	229
4.650%, 05/06/2030	70	71
1.650%, 03/25/2026	130	127
		2,445

Materials — 0.4%
Amcor Flexibles North America
5.500%, 03/17/2035 (A)	30	31
5.100%, 03/17/2030 (A)	425	432

New Covenant Funds	23

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rio Tinto Finance USA
4.875%, 03/14/2030	$1,055	$1,075
		1,538

Real Estate — 0.7%
Alexandria Real Estate Equities
3.950%, 01/15/2028	141	139
American Tower
4.900%, 03/15/2030	175	177
2.900%, 01/15/2030	170	159
American Tower Trust #1
5.490%, 03/15/2028 (A)	554	563
Healthpeak OP
2.125%, 12/01/2028	769	714
Host Hotels & Resorts
5.700%, 06/15/2032	420	426
Lineage OP
5.250%, 07/15/2030 (A)	155	156
		2,334

Utilities — 2.7%
American Transmission Systems
2.650%, 01/15/2032 (A)	60	53
American Water Capital
2.800%, 05/01/2030	1,203	1,118
Brooklyn Union Gas
3.407%, 03/10/2026 (A)	400	396
Commonwealth Edison
3.700%, 08/15/2028	468	462
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	525
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	948
Duke Energy Progress
5.050%, 03/15/2035	340	342
Exelon
5.625%, 06/15/2035	343	353
FirstEnergy
1.600%, 01/15/2026	30	29
Florida Power & Light
2.450%, 02/03/2032	544	480
MidAmerican Energy
3.650%, 04/15/2029	140	137
Niagara Mohawk Power
4.647%, 10/03/2030 (A)	180	180
Northern States Power
7.125%, 07/01/2025	1,052	1,052
NSTAR Electric
1.950%, 08/15/2031	1,000	864
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	577	571
3.594%, 06/01/2030	525	516
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	$340	$346
Wisconsin Electric Power
4.600%, 10/01/2034	588	581
		8,953
Total Corporate Obligations
(Cost $70,259) ($ Thousands)		69,058

ASSET-BACKED SECURITIES — 9.8%
Automobile — 0.1%
Credit Acceptance Auto Loan Trust 2025-1, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (A)	335	342

Mortgage Related Securities — 0.1%
ABFC 2006-OPT1 Trust, Ser 2006-OPT1, Cl A3D
4.914%, TSFR1M + 0.594%, 09/25/2036 (B)	355	350
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (A)	54	50
		400

Other Asset-Backed Securities — 9.6%

Aimco CLO 11, Ser 2024-11A, Cl A1R2
5.620%, TSFR3M + 1.340%, 07/17/2037 (A)(B)	553	555
AMMC CLO 24, Ser 2024-24A, Cl AR
5.469%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	500	501
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (A)	960	944
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (A)(C)	600	592
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
5.722%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	285
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.359%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	425	425
Barings CLO, Ser 2019-III, Cl A1RR
5.409%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	450	450
CIFC Funding, Ser 2016-1, Cl AR3
5.269%, TSFR3M + 1.000%, 10/21/2031 (A)(B)	412	412

24	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2024-3A, Cl A
5.869%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	$1,043	$1,045
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/2045 (A)	382	355
CLI Funding VI, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (A)	121	112
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (A)	260	263
Clover CLO, Ser 2021-3, Cl AR
5.352%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	450	449
Consolidated Communications, Ser 2025- 1A, Cl A2
6.000%, 05/20/2055 (A)	155	160
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (A)	1,012	937
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.356%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	400	400
Elmwood CLO 22, Ser 2025-1A, Cl AR
5.484%, TSFR3M + 1.200%, 04/17/2038 (A)(B)	355	355
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (A)	734	709
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (A)	424	410
Flatiron CLO 26, Ser 2024-4A, Cl A
5.586%, TSFR3M + 1.330%, 01/15/2038 (A)(B)	525	526
Flatiron RR CLO 22, Ser 2025-2A, Cl AR
5.166%, TSFR3M + 0.910%, 10/15/2034 (A)(B)	693	689
Goldentree Loan Management US Clo 11, Ser 2024-11A, Cl AR
5.349%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	415	415
Home Partners of America Trust, Ser 2022- 1, Cl A
3.930%, 04/17/2039 (A)	301	297
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (A)	335	322
LCM 29, Ser 2021-29A, Cl AR
5.588%, TSFR3M + 1.332%, 04/15/2031 (A)(B)	276	276
LCM 37, Ser 2024-37A, Cl A1R
5.316%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	500	499
LCM 39, Ser 2024-39A, Cl A2R
5.856%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	488	488
OCP CLO 2015-10, Ser 2024-10A, Cl AR3
5.593%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	880	882
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 40, Ser 2025- 1A, Cl BRR
5.819%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	$470	$469
Palmer Square CLO 2022-2, Ser 2024-2A, Cl AR
5.639%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	525
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.526%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	175	175
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (A)	536	538
Planet Fitness Master Issuer, Ser 2022-1A, Cl A2I
3.251%, 12/05/2051 (A)	491	478
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (A)	963	937
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (A)	490	478
Rockford Tower CLO 2020-1, Ser 2025-1A, Cl A1RR
5.359%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	475	474
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	1,518	1,472
SBA Small Business Investment, Ser 2023- 10A, Cl 1
5.168%, 03/10/2033	823	837
SBA Small Business Investment, Ser 2024- 10A, Cl 1
5.035%, 03/10/2034	842	859
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.419%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	400	400
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (A)	868	889
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	583	530
Textainer Marine Containers VII, Ser 2020- 2A, Cl A
2.100%, 09/20/2045 (A)	270	252
Textainer Marine Containers VII, Ser 2020- 3A, Cl A
2.110%, 09/20/2045 (A)	284	266
Tricon American Homes Trust, Ser 2019- SFR1, Cl A
2.750%, 03/17/2038 (A)	267	264
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (A)	848	824

New Covenant Funds	25

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	$73	$71
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	69	69
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	44	42
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	215	208
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	318	302
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	291	271
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	160	149
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	212	197
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	307	285
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	588	567
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	802	759
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	566	537
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	852	808
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	423	397
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	779	785
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	794	799
Voya CLO 2020-1, Ser 2021-1A, Cl AR
5.672%, TSFR3M + 1.412%, 07/16/2034 (A)(B)	250	251
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	301	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	$593	$545
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (A)	254	225
		31,984
Total Asset-Backed Securities
(Cost $33,118) ($ Thousands)		32,726

MUNICIPAL BONDS — 1.1%
California — 0.2%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	562

Illinois — 0.2%
Illinois State, Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
4.617%, 04/01/2027	580	584

Iowa — 0.0%
Iowa State, Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	165

Massachusetts — 0.3%
Massachusetts State, Educational Financing Authority, RB
5.520%, 07/01/2035	845	860

New Hampshire — 0.3%
New Hampshire State, Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,090	1,081

Virginia — 0.1%
Virginia State, Housing Development Authority, Ser S, RB
4.492%, 01/01/2027	270	271

Total Municipal Bonds
(Cost $3,526) ($ Thousands)		3,523

26	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.3%

Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	$1,010	$1,019
Total Sovereign Debt
(Cost $1,028) ($ Thousands)		1,019
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 8.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	28,662,757	$28,663
Total Cash Equivalent
(Cost $28,663) ($ Thousands)		28,663
Total Investments in Securities — 108.5%
(Cost $370,875) ($ Thousands)		$363,753

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	280	Sep-2025	$58,022	$58,246	$224
U.S. 5-Year Treasury Note	20	Sep-2025	2,166	2,180	14
			60,188	60,426	238
Short Contracts
U.S. Ultra Long Treasury Bond	(41)	Sep-2025	$(4,720)	$(4,884)	$(164)
Ultra 10-Year U.S. Treasury Note	(30)	Sep-2025	(3,387)	(3,427)	(40)
			(8,107)	(8,311)	(204)
			$52,081	$52,115	$34

Percentages are based on Net Assets of $335,263 ($ Thousands).

**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $56,503 ($ Thousands), representing 16.9% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of June 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	151,161	–	151,161
U.S. Treasury Obligations	–	77,603	–	77,603
Corporate Obligations	–	69,058	–	69,058
Asset-Backed Securities	–	32,726	–	32,726
Municipal Bonds	–	3,523	–	3,523
Sovereign Debt	–	1,019	–	1,019
Cash Equivalent	28,663	–	–	28,663
Total Investments in Securities	28,663	335,090	–	363,753

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	238	–	–	238
Unrealized Depreciation	(204)	–	–	(204)
Total Other Financial Instruments	34	–	–	34

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

New Covenant Funds	27

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,165	$579,602	$(555,104)	$—	$—	$28,663	$744	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Equity Fund — 61.0%
New Covenant Growth Fund †	3,283,763	$218,600

Total Equity Fund
(Cost $88,258) ($ Thousands)		218,600
Fixed Income Fund — 38.0%
New Covenant Income Fund †	6,414,349	135,920

Total Fixed Income Fund
(Cost $142,869) ($ Thousands)		135,920
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	3,390,611	$3,391
Total Cash Equivalent
(Cost $3,391) ($ Thousands)		3,391
Total Investments in Securities — 99.9%
(Cost $234,518) ($ Thousands)		$357,911

Percentages are based on Net Assets of $358,129 ($ Thousands).

**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security (see Note 3).

As of June 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2025	Income	Capital Gains
New Covenant Income Fund	$133,351	$8,615	$(9,944)	$(1,356)	$5,254	$135,920	$4,454	$—
New Covenant Growth Fund	217,163	19,412	(25,353)	8,280	(902)	218,600	1,449	19,412
SEI Daily Income Trust, Government Fund, Institutional Class	1,375	40,890	(38,874)	—	—	3,391	124	—
Totals	$351,889	$68,917	$(74,171)	$6,924	$4,352	$357,911	$6,027	$19,412

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	29

SCHEDULE OF INVESTMENTS

June 30, 2025

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.3%
Fixed Income Fund — 63.2%
New Covenant Income Fund †	2,288,447	$48,492

Total Fixed Income Fund
(Cost $51,824) ($ Thousands)		48,492
Equity Fund — 36.1%
New Covenant Growth Fund †	416,160	27,704

Total Equity Fund
(Cost $9,427) ($ Thousands)		27,704
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	456,484	$456
Total Cash Equivalent
(Cost $456) ($ Thousands)		456
Total Investments in Securities — 99.9%
(Cost $61,707) ($ Thousands)		$76,652

Percentages are based on Net Assets of $76,759 ($ Thousands).

**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security (see Note 3).

As of June 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2025	Income	Capital Gains
New Covenant Income Fund	$47,320	$1,502	$(1,696)	$(186)	$1,552	$48,492	$1,576	$—
New Covenant Growth Fund	27,279	3,578	(4,202)	983	66	27,704	181	2,402
SEI Daily Income Trust, Government Fund, Institutional Class	273	7,900	(7,717)	—	—	456	27	—
Totals	$74,872	$12,980	$(13,615)	$797	$1,618	$76,652	$1,784	$2,402

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

30	New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US001M — United States 1-Month Bond Yield

New Covenant Funds	31

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS)

June 30, 2025

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Assets:
Investments, at value†	$527,698	$335,090	$—	$—
Affiliated investments, at value††	5,913	28,663	357,911	76,652
Cash and cash equivalents	1,886	192	—	—
Receivable for variation margin on futures contracts	5,317	18	—	—
Receivable for investment securities sold	—	2,439	—	—
Cash pledged as collateral for futures contracts	447	320	—	—
Cash pledged as collateral for TBAs	—	320	—	—
Dividends and interest receivable	286	1,674	384	136
Foreign tax reclaim receivable	84	35	—	—
Receivable for fund shares sold	22	7	18	13
Due from broker	—	3,341	—	—
Prepaid expenses	25	18	18	4
Total Assets	541,678	372,117	358,331	76,805
Liabilities:
Payable for variation margin on futures contracts	5,290	70	—	—
Payable for investment securities purchased	—	34,279	—	—
Payable for fund shares redeemed	1,462	1,394	129	29
Investment advisory fees payable	105	76	—	—
Administration fees payable	85	41	29	8
Social witness and licensing fees payable	65	39	—	—
Shareholder servicing fees payable	43	27	—	—
CCO fees payable	2	1	1	—
Income distribution payable	—	856	—	—
Accrued expense payable	66	71	43	9
Total Liabilities	7,118	36,854	202	46
Net Assets	$534,560	$335,263	$358,129	$76,759
† Cost of investments	$206,514	$342,212	$—	$—
†† Cost of affiliated investments	5,913	28,663	234,518	61,707
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$178,322	$378,075	$224,142	$61,525
Total distributable earnings/(loss)	356,238	(42,812)	133,987	15,234
Net Assets	$534,560	$335,263	$358,129	$76,759
Net Asset Value, Offering and Redemption Price Per Share	$66.57	$21.20	$126.11	$23.14
	($534,559,725 ÷ 8,029,810 shares)	($335,262,726 ÷ 15,817,774 shares)	($358,129,321 ÷ 2,839,770 shares)	($76,758,726 ÷ 3,316,521 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	New Covenant Funds

STATEMENTS OF OPERATIONS ($ THOUSANDS)

For the year ended June 30, 2025

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$6,755	$—	$—	$—
Dividend income from affiliated registered investment company	207	744	6,027	1,784
Interest income	80	12,934	—	—
Total Investment Income	7,042	13,678	6,027	1,784
Expenses:
Investment advisory fees	2,479	1,433	—	—
Administration fees	1,055	682	532	114
Social witness and licensing fees	791	512	—	—
Shareholder servicing fees	527	341	—	—
Trustee fees	12	8	8	2
Chief compliance officer fees	5	3	3	1
Transfer agent fees	87	56	59	12
Professional fees	60	38	40	9
Registration fees	44	28	29	6
Printing fees	32	21	21	5
Custodian fees	21	24	25	5
Proxy Fees	10	6	7	1
Other expenses	54	131	6	2
Total Expenses	5,177	3,283	730	157
Less:
Waiver of investment advisory fees	(1,252)	(490)	—	—
Waiver of administration fees	(102)	(220)	(254)	(39)
Net Expenses	3,823	2,573	476	118
Net Investment Income	3,219	11,105	5,551	1,666
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	57,684	(9,687)	—	—
Affiliated investments	—	—	6,924	797
Written options	—	10	—	—
Capital gain distributions received from affiliated investment	—	—	19,412	2,402
Futures contracts	100	207	—	—
Net Realized Gain (Loss)	57,784	(9,470)	26,336	3,199
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,489	18,595	—	—
Affiliated investments	—	—	4,352	1,618
Written options	—	(22)	—	—
Purchased options	—	(3)	—	—
Futures contracts	160	206	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	4	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	8,653	18,776	4,352	1,618
Net Realized and Unrealized Gain	66,437	9,306	30,688	4,817
Net Increase in Net Assets Resulting from Operations	$69,656	$20,411	$36,239	$6,483

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	33

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the years ended June 30,

	Growth Fund		Income Fund
	2025	2024	2025	2024
Operations:
Net investment income	$3,219	$4,314	$11,105	$10,383
Net realized gain (loss)	57,784	43,261	(9,470)	(8,358)
Net change in unrealized appreciation	8,653	56,222	18,776	9,142
Net increase in net assets resulting from operations	69,656	103,797	20,411	11,167
Distributions:
Total distributions	(51,447)	(34,039)	(11,096)	(10,399)
Capital Share Transactions:
Proceeds from shares issued	23,464	9,564	29,824	29,679
Reinvestment of dividends & distributions	46,935	29,607	926	835
Cost of shares redeemed	(103,668)	(99,344)	(50,101)	(34,008)
Decrease in net assets derived from capital share transactions	(33,269)	(60,173)	(19,351)	(3,494)
Net increase (decrease) in net assets	(15,060)	9,585	(10,036)	(2,726)
Net Assets:
Beginning of Year	549,620	540,035	345,299	348,025
End of Year	$534,560	$549,620	$335,263	$345,299

Share Transactions:
Shares issued	361	162	1,422	1,445
Shares issued in lieu of dividends and distributions	715	522	44	41
Shares redeemed	(1,576)	(1,720)	(2,399)	(1,655)
Decrease in net assets derived from share transactions	(500)	(1,036)	(933)	(169)

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the years ended June 30,

	Balanced Growth Fund		Balanced Income Fund
	2025	2024	2025	2024
Operations:
Net investment income	$5,551	$5,300	$1,666	$1,582
Net realized gain	26,336	18,982	3,199	3,345
Net change in unrealized appreciation	4,352	20,468	1,618	1,699
Net increase in net assets resulting from operations	36,239	44,750	6,483	6,626
Distributions:
Total distributions	(25,684)	(7,915)	(3,905)	(1,550)
Capital Share Transactions:
Proceeds from shares issued	11,086	10,116	2,071	2,139
Reinvestment of dividends & distributions	23,829	6,933	3,195	1,087
Cost of shares redeemed	(41,663)	(35,353)	(6,546)	(10,720)
Decrease in net assets derived from capital share transactions	(6,748)	(18,304)	(1,280)	(7,494)
Net increase (decrease) in net assets	3,807	18,531	1,298	(2,418)
Net Assets:
Beginning of Year	354,322	335,791	75,461	77,879
End of Year	$358,129	$354,322	$76,759	$75,461

Share Transactions:
Shares issued	90	88	92	101
Shares issued in lieu of dividends and distributions	197	61	143	52
Shares redeemed	(336)	(315)	(288)	(512)
Decrease in net assets derived from share transactions	(49)	(166)	(53)	(359)

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	35

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

			Growth Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$64.43	$56.45	$48.45	$59.51	$43.44
Investment Activities:
Net investment income(1)	0.40	0.48	0.48	0.37	0.36
Net realized and unrealized gains (losses) on securities(1)	8.15	11.36	8.50	(7.95)	17.75
Total from investment activities	8.55	11.84	8.98	(7.58)	18.11
Dividends and Distributions from:
Net investment income	(0.43)	(0.46)	(0.44)	(0.35)	(0.40)
Net realized gains	(5.98)	(3.40)	(0.54)	(3.13)	(1.64)
Total dividends and distributions	(6.41)	(3.86)	(0.98)	(3.48)	(2.04)
Net Asset Value, End of Year	$66.57	$64.43	$56.45	$48.45	$59.51
Total Return†	13.48%	21.98%	18.83%	(13.92)%	42.58%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$534,560	$549,620	$540,035	$497,155	$582,628
Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets, excluding waivers	0.98%	0.98%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets	0.61%	0.83%	0.94%	0.64%	0.69%
Portfolio turnover rate	5%	3%	7%	5%	4%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

The accompanying notes are an integral part of the financial statements

36	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

			Income Fund
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$20.61	$20.57	$21.26	$23.89	$24.32
Investment Activities:
Net investment income(1)	0.68	0.63	0.50	0.27	0.30
Net realized and unrealized gains (losses) on securities (1)	0.59	0.04	(0.67)	(2.48)	(0.02)
Total from investment activities	1.27	0.67	(0.17)	(2.21)	0.28
Dividends and Distributions from:
Net investment income	(0.68)	(0.63)	(0.52)	(0.37)	(0.43)
Net realized gains	–	–	–	(0.05)	(0.28)
Total dividends and distributions	(0.68)	(0.63)	(0.52)	(0.42)	(0.71)
Net Asset Value, End of Year	$21.20	$20.61	$20.57	$21.26	$23.89
Total Return†	6.25%	3.33%	(0.78)%	(9.34)%	1.13%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$335,263	$345,299	$348,025	$381,262	$409,969
Ratio of net expenses to average net assets	0.75%	0.77%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.96%	0.98%	0.97%	0.96%	0.96%
Ratio of net investment income to average net assets	3.25%	3.08%	2.41%	1.18%	1.22%
Portfolio turnover rate	356%	83%	106%	97%	112%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	37

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

Balanced Growth Fund

	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$122.64	$109.90	$103.68	$122.54	$104.95
Investment Activities:
Net investment income(1)	1.94	1.57	1.46	1.01	1.18
Net realized and unrealized gains (losses) on securities (1)	10.71	13.85	9.37	(14.80)	23.76
Total from investment activities	12.65	15.42	10.83	(13.79)	24.94
Dividends and Distributions from:
Net investment income	(1.99)	(1.71)	(1.30)	(1.43)	(2.03)
Net realized gains	(7.19)	(0.97)	(3.31)	(3.64)	(5.32)
Total dividends and distributions	(9.18)	(2.68)	(4.61)	(5.07)	(7.35)
Net Asset Value, End of Year	$126.11	$122.64	$109.90	$103.68	$122.54
Total Return†	10.75%	14.26%	10.83%	(11.85)%	24.50%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$358,129	$354,322	$335,791	$326,365	$373,014
Ratio of net expenses to average net assets††	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.21%	0.20%	0.20%	0.21%
Ratio of net investment income to average net assets	1.56%	1.38%	1.39%	0.85%	1.02%
Portfolio turnover rate	8%	6%	8%	14%	11%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

The accompanying notes are an integral part of the financial statements.

38	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Year

Balanced Income Fund

	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$22.39	$20.88	$20.37	$23.84	$22.01
Investment Activities:
Net investment income(1)	0.50	0.43	0.36	0.25	0.29
Net realized and unrealized gains (losses) on securities (1)	1.43	1.52	0.79	(2.67)	2.76
Total from investment activities	1.93	1.95	1.15	(2.42)	3.05
Dividends and Distributions from:
Net investment income	(0.50)	(0.44)	(0.35)	(0.30)	(0.49)
Net realized gains	(0.68)	–	(0.29)	(0.75)	(0.73)
Total dividends and distributions	(1.18)	(0.44)	(0.64)	(1.05)	(1.22)
Net Asset Value, End of Year	$23.14	$22.39	$20.88	$20.37	$23.84
Total Return†	8.88%	9.49%	5.84%	(10.70)%	14.24%
Supplemental Data and Ratios:
Net assets, end of year ($ Thousands)	$76,759	$75,461	$77,879	$93,588	$88,497
Ratio of net expenses to average net assets††	0.15%	0.16%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.21%	0.20%	0.20%	0.21%
Ratio of net investment income to average net assets	2.19%	2.02%	1.78%	1.09%	1.25%
Portfolio turnover rate	7%	3%	5%	11%	15%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	39

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (“SIMC” or the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

40	New Covenant Funds

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Procedures until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

New Covenant Funds	41

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The Growth Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended June 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

42	New Covenant Funds

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2025, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

New Covenant Funds	43

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the- counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

44	New Covenant Funds

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly by the Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

New Covenant Funds	45

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the Adviser. Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee for the Growth Fund for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Funds’ Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of the Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research + Management and Metropolitan West Asset Management, LLC.

The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser.

The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fees	Administrative Servicing Fee	Voluntary Expense Limitation(1)
Growth Fund	0.47%	—	0.72%
Income Fund	0.42%	—	0.75%
Balanced Growth Fund	—	—	0.13%
Balanced Income Fund	—	—	0.15%

(1) Represents a voluntary cap that may be discontinued by the Adviser at any time.

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

46	New Covenant Funds

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the year ended June 30, 2025, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

New Covenant Funds	47

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $447 and $320 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of June 30, 2025.

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments located on the Statements of Assets and Liabilities as of June 30, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Growth Fund
Equity Contracts	Unrealized appreciation on futures contracts	$162	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$162			$—

Income Fund
Interest Rate Contracts	Unrealized appreciation on futures contracts	$238*		Unrealized depreciation on futures contracts	204	*
Total derivatives not accounted for as hedging instruments		$238			$204

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$100	$—	$—	$100
Income Fund
Interest Rate Contracts	$—	$10	$207	$—	$—	$217

48	New Covenant Funds

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$160	$—	$—	$160
Income Fund
Interest Rate Contracts	$(3)	$(22)	$206	$—	$—	$181

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts (if applicable) activity during the year ended June 30, 2025 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$4,611	$—
Interest Rate Contracts
Average Notional Balance Long	—	62,768
Average Notional Balance Short	—	19,565
Options/Swaptions:
Interest Rate Contracts
Average Notional Balance Short	—	5

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the year ended June 30, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$28,675	$28,675
Sales	—	110,970	110,970
Income Fund
Purchases	1,036,232	197,041	1,233,273
Sales	1,033,383	216,074	1,249,457
Balanced Growth Fund
Purchases	—	28,027	28,027
Sales	—	35,300	35,300
Balanced Income Fund
Purchases	—	5,079	5,079
Sales	—	5,897	5,897

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

New Covenant Funds	49

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The permanent differences primarily consist of reclassification of capital gain distribution on REITs and RICs, reversal of former passive foreign investment company mark-to-market, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of June 30, 2025.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2025	$4,221	$47,226	$51,447
	2024	4,259	29,780	34,039
Income Fund	2025	11,096	—	11,096
	2024	10,399	—	10,399
Balanced Growth Fund	2025	6,449	19,235	25,684
	2024	5,294	2,621	7,915
Balanced Income Fund	2025	1,670	2,235	3,905
	2024	1,550	—	1,550

As of June 30, 2025, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$1,251	$34,999	$—	$—	$319,985	$3	$356,238
Income Fund	953	—	(34,863)	—	(7,314)	(1,588)	(42,812)
Balanced Growth Fund	1,064	21,200	—	—	111,724	(1)	133,987
Balanced Income Fund	386	2,143	—	—	12,704	1	15,234

For Federal income tax purposes, the cost of securities owned at June 30, 2025, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, investments in passive foreign investment companies, outstanding basis adjustment on security and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Income Fund	$7,889	$26,974	$34,863

During the year ended June 30, 2025, the Income Fund utilized capital loss carryforward to offset capital gains of $97 ($ Thousands).

50	New Covenant Funds

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at June 30, 2025 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$213,620	$338,861	$(18,876)	$319,985
Income Fund	371,072	2,919	(10,233)	(7,314)
Balanced Growth Fund	246,187	130,343	(18,619)	111,724
Balanced Income Fund	63,948	18,277	(5,573)	12,704

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of June 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of a Balanced Fund’s assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Funds’ use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the Funds' total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds management or performance. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. The Funds' use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Covenant Funds	51

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movement due to changing interest rates.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

52	New Covenant Funds

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

New Covenant Funds	53

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2025

8. CONCENTRATION OF SHAREHOLDERS

On June 30, 2025, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

		% of Ownership
	# of Shareholders	Affiliated	Non-Affiliated
Growth Fund	2	41%	25%
Income Fund	3	55%	30%
Balanced Growth Fund	0	0%	0%
Balanced Income Fund	0	0%	0%

9. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

54	New Covenant Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

New Covenant Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of New Covenant Funds, comprised of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund, and New Covenant Balanced Income Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodians, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

August 22, 2025

New Covenant Funds	55

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a June 30, 2025 taxable year end, this notice is for information purposes only. For shareholders with a June 30, 2025 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2025, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Growth Fund	91.80%	0.00%	8.20%	100.00%	100.00%
Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Balanced Growth Fund	74.89%	0.00%	25.11%	100.00%	23.81%
Balanced Income Fund	57.24%	0.00%	42.76%	100.00%	10.50%

	(E) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(F) U.S. Government Interest (3)	Foreign Investors Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
Growth Fund	100.00%	0.00%	1.12%	100.00%	0.00%
Income Fund	0.00%	24.84%	64.49%	0.00%	0.00%
Balanced Growth Fund	23.55%	0.00%	11.49%	100.00%	0.00%
Balanced Income Fund	10.50%	0.00%	10.71%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of ‘‘Qualifying Dividend Income’’ and is reflected as a percentage of ‘‘Ordinary Income Distributions.’’ It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

(3)	‘‘U.S. Government Interest’’ represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Items (A), (B) and (C) are based on the percentage of each Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

56	New Covenant Funds

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on October 16, 2024, shareholders of the New Covenant Funds elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	12,192,866	8,286,291	N/A	N/A
Dennis J. McGonigle	12,192,866	8,286,291	N/A	N/A
Nina Lesavoy	12,201,235	8,277,924	N/A	N/A
James M. Williams	12,192,866	8,286,291	N/A	N/A
James B. Taylor	12,192,866	8,286,291	N/A	N/A
Susan C. Cote	12,201,235	8,277,924	N/A	N/A
Christine Reynolds	12,201,235	8,277,924	N/A	N/A
Thomas Melendez	12,192,866	8,286,291	N/A	N/A
Eli Powell Niepoky	12,192,866	8,286,291	N/A	N/A
Kimberly Walker	12,201,235	8,277,924	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

New Covenant Funds	57

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Continued)

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub- Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2-4, 2024 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of certain Investment Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew certain Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Investment Advisory Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, certain Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend certain Investment Advisory Agreements until the April 1-3, 2025 meeting. In evaluating whether to approve the extension, the Board considered the information made available to it throughout the course of the year. At the April 1-3, 2025 meeting, the Board evaluated certain Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 2-4, 2024 meeting. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on September 9–11, 2024 and December 2–4, 2024. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

58	New Covenant Funds

Performance

In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support approval or renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees

With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability

With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

New Covenant Funds	59

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Economies of Scale

With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable. of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

60	New Covenant Funds

NEW COVENANT FUNDS ANNUAL FINANCIALS AND OTHER INFORMATION JUNE 30, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

James B. Taylor

Susan C. Cote

Christine Reynolds

Thomas Melendez

Eli Powell Niepoky

Kimberly Walker

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456	NEW COVENANT FUNDS®

NF-ANNUAL (06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)
Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)
Date: September 5, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO
(Principal Financial Officer)
Date: September 5, 2025